SEC  Registration  Nos.
333-34122  and  811-09877

SECURITIES  AND  EXCHANGE  COMMISSION
Washington,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

Post-Effective  Amendment  No.  1             XX

and/or

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

Amendment  No.  3                          XX

                         Calvert  Social  Index  Series,  Inc.
               (Exact  Name  of  Registrant  as  Specified  in  Charter)

                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Address  of  Principal  Executive  Offices)

                 Registrant's  Telephone  Number:  (301)  951-4800

                           William  M.  Tartikoff,  Esq.
                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Name  and  Address  of  Agent  for  Service)

It  is  proposed  that  this  filing  will  become  effective


___Immediately  upon  filing                  XX  on  January  31,  2001
pursuant  to  paragraph  (b)                   pursuant  to  paragraph  (b)

___60  days  after  filing                     ___on  (date)
pursuant  to  paragraph  (a)                   pursuant  to  paragraph  (a)

Prospectus


January  31,  2001
CLASS  I  (INSTITUTIONAL)  SHARES
-  Calvert  Social  Investment  Fund  (CSIF)  Balanced
-  CSIF  Equity
-  Calvert  Social  Index  Fund
-  CSIF  Enhanced  Equity
-  Calvert  Large  Cap  Growth
-  Calvert  Capital  Accumulation
-  Calvert  World  Values  International  Equity
-  Calvert  New  Vision  Small  Cap
-  CSIF  Technology
-  CSIF  Bond
-  Calvert  Income



These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.


TABLE  OF  CONTENTS
About  the  Funds
     Investment  Objective,  Strategy,  Past  Performance          1
     Fees  and  Expenses                                          13
     Investment  Practices  and  Risks                            14
About  Social  Investing
     Investment  Selection  Process                               19
     Socially  Responsible  Investment  Criteria                  19
     High  Social  Impact  Investments                            21
     Special  Equities                                            21
     Shareholder  Advocacy  and  Social  Responsibility           21
About  Your  Investment
     About  Calvert                                               22
     Subadvisors  and  Portfolio  Managers                        22
     Advisory  Fees                                               23
     How  to  Open  an  Account                                   24
     Important  -  How  Shares  are  Priced                       24
     When  Your  Account  Will  be  Credited                      24
     Other  Calvert  Features  (Exchanges,  Minimum  Account  Balance,  etc.)
                                                                  24
     Dividends,  Capital  Gains  and  Taxes                       25
     How  to  Sell  Shares                                        26
     Financial  Highlights                                        26

CSIF  Balanced
                          Advisor       Calvert  Asset  Management Company, Inc.
                          Subadvisors   Brown  Capital  Management,  Inc.
                                        NCM  Capital  Management,  Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.


Principal  investment  strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:
     -     The  stock  or  bond  market  goes  down
     - The individual stocks and bonds in the Fund do not perform as well as expected
     - For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
     - For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
     - The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/21/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.



Calendar  year-by-year  CSIF  Balanced  Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '98;     12.42%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (6.67%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                             1  year     5  years     10  years
CSIF  Balanced                (2.23%)        9.81%        9.89%
S&P  500  Index  Monthly
     Reinvested               (9.10%)       18.33%       17.44%
Lehman  Aggregate  Bond
     Index  TR                11.63%         6.46%        7.96%
Lipper  Balanced  Fund  Index     2.39%        11.80%       12.45%

CSIF  Equity

                        Advisor        Calvert  Asset  Management  Company, Inc.
                        Subadvisor     Atlanta Capital Management Company, L.L.C

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal  investment  strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     -     The  individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Index. Class I shares have an actual inception date of 11/1/99. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 11/1/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown  )  Q4  '98;     26.98%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (17.56%)

Average  annual  total  returns  (as  of  12-31-00)

                                1  year      5  years     10  years
CSIF  Equity                     11.98%        17.36%        12.23%
S&P  500  Index  Monthly
     Reinvested                  (9.10%)       18.33%        17.44%
Lipper  Multi-Cap  Core  Index     (3.34%)       16.08%        16.19%

Calvert  Social  Index  Fund

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       World  Asset  Management,  L.L.C

Objective
Calvert Social Index Fund seeks to match the performance of the Calvert Social Index , which measures the investment return of large- and mid-capitalization stocks.

Principal  investment  strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert  Social  Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2000, there were 625 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.


Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-  The  stock  market  or  the  Calvert  Social  Index  goes  down
- The individual stocks in the Fund or the Index do not perform as well as expected
- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  ENHANCED  EQUITY  (Note:  Formerly  known  as  CSIF  Managed  Index)

                            Advisor       Calvert Asset Management Company, Inc.
                            Subadvisor    State  Street  Global  Advisors

Objective
CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  investment  strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis- -vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $131 billion. Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  or  the  Russell  1000  Index  goes  down
     - The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
     - An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

Tracking  the  Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index. It also shows the Fund's returns compared to the Lipper Large Cap Core Index. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Enhanced  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;    14.72%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (7.21%)

Average  annual  total  returns  (as  of  12-31-00)

                             1  year      5  years     10  years
CSIF  Enhanced  Equity         (3.80%)         N/A1          N/A
Russell  1000  Index  TR       (7.79%)         N/A           N/A
Lipper  Large  Cap  Core  Index    (7.37%)         N/A           N/A

1Since inception (4/30/98) 8.99%; Russell 1000 Index TR 8.29%; Lipper Large Cap Core Index 7.88%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert  Large  Cap  Growth

                           Advisor        Calvert Asset Management Company, Inc.
                           Subadvisor     Bridgeway  Capital  Management,  Inc.

Investment  Objective
Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal  Investment  Strategies
The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund has been invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

Socially  Responsible  Investment  Criteria
The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-  The  stock  market  goes  down
-  The  individual  stocks  in  the  Fund  do  not  perform  as well as expected
- The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Large Cap Growth Index. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio. Please note that current expenses for the Class I Shares of the Large Cap Growth Fund are capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Large  Cap  Growth
Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q4  '99;     40.66%
Worst  Quarter:  (of  period  shown)   Q4  '00;    (16.59%)

Average  annual  total  returns  (as  of  12-31-00)
                               1  year     5  years     10  years1
Large  Cap  Growth              (15.50%)      20.84%           NA1
S&P  500  Index                  (9.10%)      18.33%            NA
Lipper  Large  Cap
  Growth  Index                 (19.68%)      17.85%            NA

1 Since inception (8/31/94) 20.07%; S&P 500 Index 19.63%; and Lipper Large Cap Growth Index 18.82%. The month end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert  Capital  Accumulation

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Brown  Capital  Management,  Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies.
Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard and Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     - The individual stocks in the Fund do not perform as well as expected
     - The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies.
Gains  or  losses  on  a  single  stock  may have greater impact  on  the  Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/31/94. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Capital  Accumulation
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)     Q4  '98;     25.03%
Worst  Quarter:  (of  period  shown)     Q3  '99;    (14.65%)

Average  annual  total  returns  (as  of  12-31-00)
                                   1  year     5  years     10  years
Capital  Accumulation                10.20%       15.23%          NA1
S&P  Mid-Cap  400  Index  TR         17.50%       20.41%           NA
Lipper  Mid-Cap  Growth  Index       (16.13%)      15.73%           NA

1 Since inception (10/31/94) 18.45%; S&P Mid Cap 400 Index 20.72%; and Lipper Mid-Cap Growth Index 18.54%.

Calvert  World  Values  International  Equity

                       Advisor          Calvert  Asset  Management Company, Inc.
                       Subadvisor       Murray  Johnstone  International,  Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal  investment  strategies
The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  markets  (including  those  outside  the  U.S.)  go  down
     -     The  individual stocks in the Fund do not perform as well as expected
     -     Foreign  currency  values  go  down  versus  the  U.S.  dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 7/2/92. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CWVF  International  Equity
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)  Q4  '99;     20.60%
Worst  Quarter:  (of  period  shown)  Q3  '98;    (14.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                1  year     5  years     10  years
CWVF  International  Equity      (17.02%)       8.54%          NA1
MSCI  EAFE  Index  GD            (13.96%)       7.43%           NA
Lipper  International  Fund
  Index                          (14.72%)      10.20%           NA

1 Since inception (7/31/92) 8.67%; MSCI EAFE Index GD 10.40%; and Lipper International Funds Index 10.96%. The month end date of 7/31/92 is used for comparison purposes only, actual Fund inception is 7/2/92.

Calvert  New  Vision  Small  Cap

                      Advisor          Calvert  Asset  Management  Company, Inc.
                      Subadvisor       Awad  Asset  Management,  Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  Investment  Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -  The  stock  market  goes  down
     -  The  individual  stocks  in  the Fund do not perform as well as expected
     - Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Core Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 1/31/97. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  New  Vision  Small  Cap
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;     23.88%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (21.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                   1  year       5  years     10  years
New  Vision  Small  Cap              11.51%           NA1            NA
Russell  2000  Index  TR             (3.02%)           NA            NA
Lipper  Small-Cap  Core  Index        6.93%            NA            NA

1  Since  inception  (1/31/97)  5.93%;  Russell  2000  Index  TR  8.47%;
  Lipper  Small-Cap  Core  Index  10.54%.

CSIF  Technology

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Turner  Investment  Partners,  Inc.

Objective
CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  Investment  Strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


Principal  Risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down.
- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  individual  stocks  in  the  Fund do not perform as well as expected.
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  Bond

                         Advisor          Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal  investment  strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down
     -     The  individual  bonds in the Fund do not perform as well as expected
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. Class I shares have an actual inception date of 3/31/00. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 3/31/00 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CSIF  Bond  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q3  '91;     5.99%
Worst  Quarter:  (of  period  shown)   Q1  '94;    (3.57%)

Average  Annual  Total  Returns  (as  of  12-31-00)
                            1  year     5  years     10  years
CSIF  Bond                     6.42%        5.16%        7.02%
Lehman  Aggregate
     Bond  Index  TR          11.63%        6.46%        7.96%
Lipper  A  Rated
     Bond  Fund  Index        10.31%        5.49%        7.72%

Calvert  Income

                         Advisor        Calvert  Asset  Management Company, Inc.

Objective
Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.


Principal  Investment  Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.


Principal  risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down.
     -     The  individual bonds in the Fund do not perform as well as expected.
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct.
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper BBB Rated Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/12/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  Calvert  Income  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q2  '95;     7.04%
Worst  Quarter:  (of  period  shown)    Q1  '94;    (4.56%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                            1  year     5  years     10  years
Calvert  Income                5.29%        7.63%        8.64%
Lehman  Aggregate  Bond
     Index  TR                11.63%        6.46%        7.96%
Lipper  BBB  Rated  Fund  Index    7.84%        5.38%        7.86%

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.
Annual  Fund  operating  expenses  are  deducted  from  Fund  assets.



CLASS  I

Annual  fund  operating  expenses1

              Management    Distribution    Other    Total    Fee  Waiver   Net
                 Fees       and service   Expenses  annual     and/or   expenses
                           (12b-1)  fees              fund      expense
                                                 operating  reimbursement2
                                                  expenses

CSIF
Balanced           .55%              -       .16%      .71%            -       -

CSIF
Equity             .60%              -       .58%     1.18%       (.38%)    .80%

Calvert
Social  Index
Fund3              .33%              -       .15%      .48%       (.10%)    .38%

CSIF
Enhanced
Equity             .70%              -       .25%      .95%       (.20%)    .75%

Calvert  Large
Cap Growth3       1.05%              -       .56%     1.61%       (.46%)   1.15%

Capital
Accumulation       .75%              -       .45%     1.20%       (.40%)    .80%

CWVF
International
Equity             .90%              -       .38%     1.28%       (.23%)   1.05%

Calvert
New  Vision
Small Cap          .85%              -       .79%     1.64%       (.82%)    .82%

CSIF
Technology3       1.30%              -       .09%     1.39%       (.04%)   1.35%

CSIF
Bond               .45%              -       .74%     1.19%       (.59%)    .60%

Calvert
Income             .50%              -       .32%      .82%       (.10%)    .72%


Management  fees     .55%     .60%     .33%     .70%     1.05%     .75%     .90%
 .85%     1.30%     .45%     .50%

Distribution  and service (12b-1) fees     -     -     -     -     -     -     -
-     -     -     -

Other  expenses     .16%     .58%     .15%     .25%     .56%     .45%     .38%
 .79%     .09%     .74%     .32%

Total  annual  fund  operating  expenses     .71%     1.18%     .48%     .95%
1.61%     1.20%     1.28%     1.64%     1.39%     1.19%     .82%

Fee  waiver and/or expense reimbursement2     -     (.38%)     (.10%)     (.20%)
(.46%)     (.40%)     (.23%)     (.82%)     (.04%)     (.59%)     (.10%)

Net  expenses     -     .80%     .38%     .75%     1.15%     .80%     1.05%
 .82%     1.35%     .60%     .72%
Explanation  of  Fees  and  Expenses  Table
1Expenses are based on the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Large Cap Growth Fund, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for the Large Cap Growth Fund are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.
2Calvert has agreed to limit annual Fund operating expenses (net of any expense offset arrangements) for all of the Funds' Class I shares (other than CSIF Balanced). The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The expense limit applies through January 31, 2002, except for Calvert Large Cap Growth for which the limit applies only through November 1, 2001. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
3Expenses for Calvert Social Index Fund, Calvert Large Cap Growth and CSIF Technology are based on estimates for the Fund's current fiscal year.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The  example  assumes  that:

-  You  invest  $1,000,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:
                                 1  year     3  years     5  years     10  years
CSIF  Balanced                    $7,252      $22,704      $39,509       $88,252
CSIF  Equity                      $8,168      $33,708      $61,236      $139,801
Calvert  Social  Index  Fund      $3,837      $14,340            -             -
CSIF  Enhanced  Equity            $7,659      $28,277      $50,599      $114,810
Calvert  Large  Cap  Growth      $11,721      $46,304            -             -
Capital  Accumulation             $8,168      $34,135      $62,114      $141,910
CWVF  International  Equity      $10,707      $38,318      $68,020      $152,502
New  Vision  Small  Cap           $8,371      $43,700      $81,443      $187,472
CSIF  Technology                 $13,746      $43,611            -             -
CSIF  Bond                        $6,132      $31,935      $59,741      $139,075
Calvert  Income                   $7,354      $25,178      $44,524      $100,423

Investment  Practices  and  Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.
For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
     J     Fund  currently  uses  as  a  principal
          investment  practice
     q     Permitted,  but  not  typically  used
           as  a  principal  investment  practice
          (%  of  assets  allowable,  if  restricted)
     8     Not  permitted
     xN    Allowed  up  to  x%  of  Fund's  net  assets
     xT    Allowed  up  to  x%  of  Fund's  total  assets
     NA    not  applicable  to  this  type  of  fund

Column 1
CSIF
Money  Market

Column 2
CSIF
Bond

Column 3
CSIF
Technology

Column 4
Calvert  New  Vision  Small  Cap

Column 5
CWVF  International  Equity

Column 6
Capital  Accumulation

Column 7
Large  Cap  Growth

Column 8
CSIF
Enhanced  Equity

Column 9
Calvert  Social  Index  Fund

Column 10
CSIF
Equity

Column 11
CSIF
Balanced


Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     q     q     q     q     q     q     q     J     J     NA
     q     q     q     q     q     q     q     q     q     q     NA

Conventional  Securities
Stocks  in  General
The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     J     J     J     J     J     J     J     J     NA     NA
    25N   25N   5T1    8     q    25N    J   15T2    q     25N    NA
10N


1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2     New  Vision  may  invest  only  in  American  Depository Receipts (ADRs) -
dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.

Column 1
CSIF
Money  Market

Column 2
CSIF
Bond

Column 3
CSIF
Technology

Column 4
Calvert  New  Vision  Small  Cap

Column 5
CWVF  International  Equity

Column 6
Capital  Accumulation

Column 7
Large  Cap  Growth

Column 8
CSIF
Enhanced  Equity

Column 9
Calvert  Social  Index  Fund

Column 10
CSIF
Equity

Column 11
CSIF
Balanced


Conventional  Securities

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines,markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Column
     1     2     3     4     5     6     7     8     9    10     11

     q     q     q     NA     q     q     q     J     J     NA   NA
     J     q     NA    NA     q     q     q     q     q     J    NA
                      (35N)  (35N)
    20N3  20N3   NA    NA     20N  10N3  5N3   5N3    q    35N3  NA
     J     q     q     NA     q     q     q     q     q     J    J4
lliquid  securities. Securities which cannot be readily sold because there is no
active  market.          Risks:  Liquidity,  Market  and  Transaction.

Initial Public Offerings ("IPOs"). (Equities) IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.
Risks:  Market.

Unleveraged  Derivative  Securities
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

Column
     1     2     3     4     5     6     7     8     9    10     11

    15N   15N   15N   15N   15N   15N   15N   15N   15N   15N    10N
     q     q     NA   NA     q     q     q     q     J     NA     8
     J     q     NA   NA     q     q     q     q     q     J     J4


3  Excludes  any  high  social  impact  investments.
4     Must  be  money-market  eligible  under  SEC  Rule  2a-7.

Column 1
CSIF
Money  Market

Column 2
CSIF
Bond

Column 3
CSIF
Technology

Column 4
Calvert  New  Vision  Small  Cap

Column 5
CWVF  International  Equity

Column 6
Capital  Accumulation

Column 7
Large  Cap  Growth

Column 8
CSIF
Enhanced  Equity

Column 9
Calvert  Social  Index  Fund

Column 10
CSIF
Equity

Column 11
CSIF
Balanced


Unleveraged  Derivative  Securities  (cont'd)
Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security
or  in  bank  loans.     Risks:  Credit,  Interest  Rate  and  Liquidity.

Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     q      NA   NA    q     q     q     q     q     J     q4
     q     q      NA   NA    q     q     q     q     q     q     q4
     q     q      NA   NA    q     5T    5T    8     5T    q     NA

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks:Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity nd Correlation.

Column
     1     2     3     4     5     6     7     8     9    10     11

    5T5  5T5    NA    5T5   5T5   5T5   5T5   5T5   5T5   5T5    NA
     q    q     5N    q     5N    q     q     q     5N     q     NA
    5N   5N           5N          5N    5N    5N           5N
    q    NA     NA    NA    NA    q     NA    NA     q     q     NA

4     Must  be  money-market  eligible  under  SEC Rule 2a-7.     5 Based on net
premium  payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Types  of  Investment  Risk
Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.


Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What  is  Indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.


Investment Selection Process (not applicable to Calvert Income Fund) Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund and Calvert Large Cap Growth:
These  Funds  seek  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Funds object to the unauthorized use of names and images that portray Native Americans in a negative light, and support the promotion of positive portrayals of all individuals and ethnic groups.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert  World  Values  International  Equity  Fund:
The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF  International  Equity  seeks  to  invest  in  companies  that:

- Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid investing in companies with poor environmental records.

- Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF  International  Equity  seeks  to  avoid  investing  in  companies  that:

-  Contribute  to  human  rights  abuses  in  other  countries.1

- Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

- Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

- Are significantly engaged in a pattern and practice of violating the rights of indigenous people. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1 CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
Calvert  New  Vision  Small  Cap  Fund:
The Fund carefully review company policies and behavior regarding social issues important to quality of life such as:

-     environment
-     employee  relations
-     product  criteria
-     weapons  systems
-     nuclear  energy
-     human  rights

The  Fund  seeks  to  avoid  investing  in  companies  that  have:

- Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

- Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

- Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

- Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors).

-     Significantly  involved in the manufacture of tobacco or alcohol products.

-     Products or offer services that, under proper use, are considered harmful.

High  Social  Impact  Investments
CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund and Large Cap Growth
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.



Special  Equities
CSIF  Balanced  and  Calvert  World  Values  International  Equity
CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of this Fund's assets.

Shareholder  Advocacy  and  Social  Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue  with  companies
Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy  voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About  Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("Calvert") is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual fund portfolios since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert  uses  a  team  approach to its management of  CSIF Bond (since February
1997), Calvert Income (since February 1995) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors  and  Portfolio  Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

STATE STREET GLOBAL ADVISORS (SSgA); 225 Franklin St., Boston, MA 02110 was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Enhanced Equity since its inception.
SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Equity Group. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.
Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. John began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.


Advisory  Fees
The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees (paid to applicable subadvisor, if any, by Calvert or the Fund.) Note, it does not include administrative services fees.

     CSIF  Balanced                          0.42%
     CSIF  Equity                            0.50%
     Calvert  Social  Index  Fund          0.225%2
     CSIF  Enhanced  Equity               0.60%  1
     Calvert  Large  Cap  Growth          0.70%2,3
     Capital  Accumulation                   0.65%
     CWVF  International  Equity             0.75%
     New  Vision  Small  Cap                 0.75%
     CSIF  Technology                       1.25%2
     CSIF  Bond                              0.35%
     Calvert  Income                         0.40%

1 CSIF Enhanced Equity has a recapture provision under which Calvert may elect to recapture from the Fund in a later year any fees Calvert waives or expenses it assumes, subject to certain limitations.
2 The Fund has not operated for a full fiscal year. Its annual contractual rate is shown.
3      This  includes  a  0.45%  subadvisory  fee  the Fund pays directly to the
Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign an application for each new account.  Be sure to specify Class
I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum  To  Open  an  Account  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  FEATURES

CALVERT  INFORMATION  NETWORK
For  24  hour  performance  and  account  information  call
800-368-2745  or  visit  www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.
TELEPHONE  TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares  may  only  be  exchanged  for  Class  I  shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED  GENERAL  MAILINGS  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings.

Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL  SERVICES  AND  CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM  ACCOUNT  BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

     Calvert  Income                       Paid  monthly
     CSIF  Bond                            Paid  monthly
     CSIF  Balanced                      Paid  quarterly
     CSIF  Equity                         Paid  annually
     Calvert  Social  Index  Fund         Paid  annually
     CSIF  Enhanced  Equity               Paid  annually
     Calvert  Large  Cap  Growth          Paid  annually
     Capital  Accumulation                Paid  annually
     CWVF  International  Equity          Paid  annually
     New  Vision  Small  Cap              Paid  annually
     CSIF  Technology                     Paid  annually

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.


Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.
If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-  The  Fund  name  and  account  number
-  The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-  Signature  guarantees  (if  required).*
-  Any  supporting  legal  documentation  that  may  be  required.
-  Any  outstanding  certificates  representing  shares  to  be  redeemed.
*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone  -  call  800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed. FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur
Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers.

CSIF  Balanced
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $32.13             $32.52
Income  from  investment  operations
     Net  investment  income                             .88                .52
     Net  realized  and  unrealized  gain  (loss)       3.12              (.35)
          Total  from  investment  operations           4.00                .17
Distributions  from
     Net  investment  income                            (.99)             (.56)
     Net  realized  gains                              (2.04)                 -
          Total  distributions                         (3.03)             (.56)
Total  increase  (decrease)  in  net  asset  value       .97              (.39)
Net  asset  value,  ending                            $33.10             $32.13

Total  return*                                         12.97%              .52%
Ratios  to  average  net  assets:
     Net  investment  income                            2.97%         2.54%  (a)
     Total  expenses                                     .71%          .74%  (a)
     Expenses  before  offsets                           .71%          .74%  (a)
     Net  expenses                                       .69%          .73%  (a)
Portfolio  turnover                                      184%              175%
Net  assets,  ending  (in  thousands)                $49,530            $13,458


CSIF  Equity
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000  #
Net  asset  value,  beginning                                            $28.64
Income  from  investment  operations
     Net  investment  income                                                .05
     Net  realized  and  unrealized  gain  (loss)                          6.29
          Total  from  investment  operations                              6.34
Distributions  from
     Net  realized  gains                                                (1.83)
Total  increase  (decrease)  in  net  asset  value                         4.51
Net  asset  value,  ending                                               $33.15

Total  return*                                                           23.10%
Ratios  to  average  net  assets:
     Net  investment  income                                           .16%  (a)
     Total  expenses                                                  1.18%  (a)
     Expenses  before  offsets                                         .86%  (a)
     Net  expenses                                                     .80%  (a)
Portfolio  turnover                                                         49%
Net  assets,  ending  (in  thousands)                                    $2,826

Calvert  Social  Index  Fund
Financial  Highlights


                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000  ###
Net  asset  value,  beginning                                            $15.00
Income  from  investment  operations
     Net  investment  income                                                .03
     Net  realized  and  unrealized  gain  (loss)                         (.22)
          Total  from  investment  operations                             (.19)
Total  increase  (decrease)  in  net  asset  value                        (.19)
Net  asset  value,  ending                                               $14.81

Total  return*                                                          (1.27%)
Ratios  to  average  net  assets:
     Net  investment  income                                           .77%  (a)
     Total  expenses                                                  1.21%  (a)
     Expenses  before  offsets                                         .62%  (a)
     Net  expenses                                                     .38%  (a)
Portfolio  turnover                                                         10%
Net  assets,  ending  (in  thousands)                                   $19,750


CSIF  Enhanced  Equity
Financial  Highlights


          Periods  Ended
                            September  30,      September 30,      September 30,
Class  I  Shares                2000               1999               1998  ^^
Net  asset value, beginning         $16.89             $13.54             $15.00
Income  from  investment  operations
  Net  investment income               .07                .11                .04
  Net  realized  and  unrealized  gain  (loss)
                                     3.13               3.29             (1.50)
  Total  from investment operations   3.20               3.40             (1.46)
Distributions  from
     Net  investment  income         (.05)              (.05)                --
Total  increase  (decrease)  in  net  asset  value
                                     3.15               3.35             (1.46)
Net  asset  value,  ending         $20.04             $16.89             $13.54

Total  return*                      18.94%             25.09%           (9.73%)
Ratios  to  average  net  assets:
     Net  investment  income          .37%               .65%          .54%  (a)
     Total  expenses                  .95%               .91%         1.03%  (a)
     Expenses  before  offsets        .83%               .81%          .81%  (a)
     Net  expenses                    .75%               .75%          .75%  (a)
Portfolio  turnover                    43%                56%               27%
Net  assets, ending (in thousands)  $22,163           $18,652            $14,897

Calvert  Capital  Accumulation  Fund
Financial  Highlights
                                                        Periods  Ended
                                              September  30,     September  30,
CLASS  I  SHARES                                  2000               1999^^
Net  asset  value,  beginning                         $25.99             $26.18
Income  from  investment  operations
     Net  investment  income  (loss)                    (.12)             (.08)
     Net  realized  and  unrealized  gain  (loss)       11.48             (.11)
          Total  from  investment  operations           11.36             (.19)
Distributions  from
     Net  realized  gain                                (.51)                 -
          Total  distributions                          (.51)                 -
Total  increase (decrease) in net asset value           10.85              (.19)
Net  asset  value,  ending                            $36.84             $25.99

Total  return*                                         44.25%            (.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                   (0.39%)       (.50%)  (a)
     Total  expenses                                    1.20%         1.24%  (a)
     Expenses  before  offsets                           .86%          .85%  (a)
     Net  expenses                                       .80%          .80%  (a)
Portfolio  turnover                                      116%               88%
Net  assets,  ending  (in  thousands)                   $108             $2,547


Calvert  World  Values  International  Equity
Financial  Highlights

                                                       Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $21.99             $19.91
Income  from  investment  operations
     Net  investment  income                             .16                .15
     Net  realized  and  unrealized  gain  (loss)        .84               1.93
          Total  from  investment  operations           1.00               2.08
Distributions  from:
     Net  realized  gains                               (.96)                 -
          Total  distributions                          (.96)                 -
Total  increase  (decrease)  in  net  asset  value       .04               2.08
Net  asset  value,  ending                            $22.03             $21.99
Total  return*                                          4.10%            10.45%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                     .90%         1.19%  (a)
     Total  expenses                                    1.28%         1.53%  (a)
     Expenses  before  offsets                          1.12%         1.09%  (a)
     Net  expenses                                      1.05%         1.05%  (a)
Portfolio  turnover                                       76%               82%
Net  assets,  ending  (in  thousands)                $10,114             $3,006

New  Vision  Small  Cap
Financial  Highlights

     Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $13.57             $12.20
Income  from  investment  operations
     Net  investment  income  (loss)                    (.03)               .03
     Net  realized  and  unrealized  gain  (loss)       5.23               1.34
          Total  from  investment  operations           5.20               1.37
Total  increase  (decrease)  in  net  asset  value      5.20               1.37
Net  asset  value,  ending                            $18.77             $13.57

Total  return*                                         38.32%            11.23%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                        (.14%)     .36%  (a)
     Total  expenses                                        1.64%     1.87%  (a)
     Expenses  before  offsets                               .98%      .93%  (a)
     Net  expenses                                           .82%      .82%  (a)
Portfolio  turnover                                          113%           68%
Net  assets,  ending  (in  thousands)                        $46         $1,314


CSIF  Bond
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000##
Net  asset  value,  beginning                                            $15.56
Income  from  investment  operations
     Net  investment  income                                                .60
     Net  realized  and  unrealized  gain  (loss)                         (.18)
          Total  from  investment  operations                               .42
Distributions  from
     Net  investment  income                                              (.59)
          Total  distributions                                            (.59)
Total  increase  (decrease)  in  net  asset  value                        (.17)
Net  asset  value,  ending                                               $15.39

Total  return*                                                            2.83%
Ratios  to  average  net  assets:
     Net  investment  income                                          7.85%  (a)
     Total  expenses                                                  1.19%  (a)
     Expenses  before  offsets                                         .65%  (a)
     Net  expenses                                                     .60%  (a)
Portfolio  turnover                                                      1,011%
Net  assets,  ending  (in  thousands)                                    $1,028

Calvert  Income  Fund
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $17.06             $16.73
Income  from  investment  operations
     Net  investment  income                            1.26                .63
     Net  realized  and  unrealized  gain  (loss)       (.21)               .34
          Total  from  investment  operations           1.05                .97
Distributions  from
     Net  investment  income                           (1.23)             (.64)
     Net  realized  gain                                (.25)                 -
          Total  distributions                         (1.48)             (.64)
Total  increase  (decrease)  in  net  asset  value      (.43)               .33
Net  asset  value,  ending                            $16.63             $17.06

Total  return*                                          6.48%             5.83%
Ratios  to  average  net  assets:
     Net  investment  income                            7.78%         6.37%  (a)
     Total  expenses                                     .82%         1.07%  (a)
     Expenses  before  offsets                           .75%          .81%  (a)
     Net  expenses                                       .72%          .72%  (a)
Portfolio  turnover                                    3,264%            3,454%
Net  assets,  ending  (in  thousands)                $13,954             $6,442


(a)   Annualized

^^    From  April  15,  1998  inception.
^^^   From  March  1,  1999  inception.

#     From  November  1,  1999  inception.
##    From  March  31,  2000  inception.
###   From  June  30,  2000  inception.

To  Open  an  Institutional  (Class  I)  Account:
800-327-2109


Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745


Service  for  Existing  Accounts:
Shareholders  800-327-2109


TDD  for  Hearing-Impaired:
800-541-1524


Calvert  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814


Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105


Calvert  Web-Site
www.calvert.com


PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:



Calvert  Group
4550  Montgomery  Ave.,  Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-327-2109

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment  Company  Act  file:
no.  811-3334  (CSIF)
no. 811- 06563 (CWVF International Equity and Capital Accumulation) no. 811- 3416 (New Vision and Calvert Income) no. 811-09877 (Calvert Social Index Fund) no. 811-10045 (Calvert Large Cap Growth)

Prospectus


January  31,  2001
CLASS  I  (INSTITUTIONAL)  SHARES
-  Calvert  Social  Investment  Fund  (CSIF)  Balanced
-  CSIF  Equity
-  Calvert  Social  Index  Fund
-  CSIF  Enhanced  Equity
-  Calvert  Large  Cap  Growth
-  Calvert  Capital  Accumulation
-  Calvert  World  Values  International  Equity
-  Calvert  New  Vision  Small  Cap
-  CSIF  Technology
-  CSIF  Bond
-  Calvert  Income



These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Note: Class I shares may not be available in all Funds. Please call 1-800-327-2109 for availability.


TABLE  OF  CONTENTS
About  the  Funds
     Investment  Objective,  Strategy,  Past  Performance          1
     Fees  and  Expenses                                          13
     Investment  Practices  and  Risks                            14
About  Social  Investing
     Investment  Selection  Process                               19
     Socially  Responsible  Investment  Criteria                  19
     High  Social  Impact  Investments                            21
     Special  Equities                                            21
     Shareholder  Advocacy  and  Social  Responsibility           21
About  Your  Investment
     About  Calvert                                               22
     Subadvisors  and  Portfolio  Managers                        22
     Advisory  Fees                                               23
     How  to  Open  an  Account                                   24
     Important  -  How  Shares  are  Priced                       24
     When  Your  Account  Will  be  Credited                      24
     Other Calvert Features (Exchanges, Minimum Account Balance, etc.)
                                                                  24
     Dividends,  Capital  Gains  and  Taxes                       25
     How  to  Sell  Shares                                        26
     Financial  Highlights                                        26

CSIF  Balanced
                          Advisor       Calvert Asset Management Company, Inc.
                          Subadvisors   Brown Capital Management, Inc.
                                        NCM  Capital  Management,  Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.


Principal  investment  strategies

The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds. CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities and some mid-cap stocks. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return and focuses on a duration target approximating the Lehman Aggregate Bond Index.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:
     -     The  stock  or  bond  market  goes  down
     - The individual stocks and bonds in the Fund do not perform as well as expected
     - For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
     - For the foreign securities held in the Fund, if foreign currency values go down versus the U.S. dollar
     - The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

The active trading strategy for the fixed income portion of the Fund may cause the Fund to have, relative to other balanced funds, a high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/21/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.



Calendar  year-by-year  CSIF  Balanced  Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '98;     12.42%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (6.67%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                             1  year     5  years     10  years
CSIF  Balanced                (2.23%)        9.81%        9.89%
S&P  500  Index  Monthly
     Reinvested               (9.10%)       18.33%       17.44%
Lehman  Aggregate  Bond
     Index  TR                11.63%         6.46%        7.96%
Lipper Balanced Fund Index     2.39%        11.80%       12.45%

CSIF  Equity

                        Advisor        Calvert Asset Management Company, Inc.
                        Subadvisor     Atlanta Capital Management Company, L.L.C

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal  investment  strategies

The Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     -     The individual stocks in the Fund do not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Index. Class I shares have an actual inception date of 11/1/99. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 11/1/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown  )  Q4  '98;     26.98%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (17.56%)

Average  annual  total  returns  (as  of  12-31-00)

                                1  year      5  years     10  years
CSIF  Equity                     11.98%        17.36%        12.23%
S&P  500  Index  Monthly
     Reinvested                  (9.10%)       18.33%        17.44%
Lipper  Multi-Cap Core Index     (3.34%)       16.08%        16.19%

Calvert  Social  Index  Fund

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       World  Asset Management, L.L.C

Objective
Calvert Social Index Fund seeks to match the performance of the Calvert Social Index , which measures the investment return of large- and mid-capitalization stocks.

Principal  investment  strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in each stock in the Index in about the same proportion as represented in the Index itself.

Calvert  Social  Index
The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2000, there were 625 companies in the Index, though this number will change over time due to company mergers or changes due to our evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1000 largest companies. The Index is also reviewed quarterly to adjust for social criteria, sector weightings against the 40% limitation on exposure to any one sector, share adjustments, etc.

The socially responsible criteria are described in the section "Socially Responsible Investment Criteria". Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.


Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-  The  stock  market  or  the  Calvert  Social  Index  goes  down
- The individual stocks in the Fund or the Index do not perform as well as expected
- An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  ENHANCED  EQUITY  (Note:  Formerly  known  as  CSIF  Managed  Index)

                            Advisor       Calvert Asset Management Company, Inc.
                            Subadvisor    State Street Global Advisors

Objective
CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  investment  strategies
The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to two separate measures: value and momentum of market sentiment. These two measures combine to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis- -vis the Russell 1000 Index.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 was approximately $131 billion. Principal risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  or  the  Russell  1000  Index  goes  down
     - The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
     - An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

Tracking  the  Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor. The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 1000 Index. It also shows the Fund's returns compared to the Lipper Large Cap Core Index. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  CSIF  Enhanced  Equity  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;    14.72%
Worst  Quarter:  (of  period  shown)    Q4  '00;    (7.21%)

Average  annual  total  returns  (as  of  12-31-00)

                             1  year      5  years     10  years
CSIF  Enhanced  Equity         (3.80%)         N/A1          N/A
Russell  1000  Index  TR       (7.79%)         N/A           N/A
Lipper Large Cap Core Index    (7.37%)         N/A           N/A

1Since inception (4/30/98) 8.99%; Russell 1000 Index TR 8.29%; Lipper Large Cap Core Index 7.88%. The month end date of 4/30/98 is used for comparison purposes only, actual Fund inception is 4/15/98.

Calvert  Large  Cap  Growth

                           Advisor        Calvert Asset Management Company, Inc.
                           Subadvisor     Bridgeway Capital Management, Inc.

Investment  Objective
Calvert Large Cap Growth Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal  Investment  Strategies
The Fund invests in a diversified portfolio of common stocks of companies which meet the Fund's investment and social criteria. While the Fund has the flexibility to invest in companies of all sizes, typically 80% to 95% of the Fund has been invested in large U.S. companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

A secondary portfolio strategy is the use of exchange-traded, "traditional" stock index options and futures. These investments help to keep the long-term average market risk of the Fund roughly equal to the market itself. At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; it does not try to leverage overall market risk in the long term.

Socially  Responsible  Investment  Criteria
The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  Risks
You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-  The  stock  market  goes  down
-  The  individual  stocks  in  the  Fund  do  not  perform  as well as expected
- The use of stock index futures and options could add to, rather than decrease, risk

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Large Cap Growth Index. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00. Thus the following performance results for the Calvert Large Cap Growth Fund for periods prior to that date reflect the performance of the Bridgeway Social Responsibility Portfolio. Please note that current expenses for the Class I Shares of the Large Cap Growth Fund are capped at 0.90%, less than what they were for the Bridgeway Social Responsibility Portfolio and therefore, actual performance would have differed. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Large  Cap  Growth
Total  Return


[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q4  '99;     40.66%
Worst  Quarter:  (of  period  shown)   Q4  '00;    (16.59%)

Average  annual  total  returns  (as  of  12-31-00)
                               1  year     5  years     10  years1
Large  Cap  Growth              (15.50%)      20.84%           NA1
S&P  500  Index                  (9.10%)      18.33%            NA
Lipper  Large  Cap
  Growth  Index                 (19.68%)      17.85%            NA

1 Since inception (8/31/94) 20.07%; S&P 500 Index 19.63%; and Lipper Large Cap Growth Index 18.82%. The month end date of 8/31/94 is used for comparison purposes only; actual Fund inception is 8/5/94.

Calvert  Capital  Accumulation

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Brown Capital Management, Inc.

Objective
Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies.
Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the Standard and Poor's Mid-Cap 400 Index. Most companies in the Index have a capitalization of $500 million to $10 billion. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments and the risk and reward potential for the company to determine a reasonable price for the stock.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  market  goes  down
     - The individual stocks in the Fund do not perform as well as expected
     - The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/31/94. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Calendar  year-by-year  Capital  Accumulation
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)     Q4  '98;     25.03%
Worst  Quarter:  (of  period  shown)     Q3  '99;    (14.65%)

Average  annual  total  returns  (as  of  12-31-00)
                                   1  year     5  years     10  years
Capital  Accumulation                10.20%       15.23%          NA1
S&P  Mid-Cap  400  Index  TR         17.50%       20.41%           NA
Lipper Mid-Cap  Growth  Index       (16.13%)      15.73%           NA

1 Since inception (10/31/94) 18.45%; S&P Mid Cap 400 Index 20.72%; and Lipper Mid-Cap Growth Index 18.54%.

Calvert  World  Values  International  Equity

                       Advisor          Calvert Asset Management Company, Inc.
                       Subadvisor       Murray Johnstone International, Ltd.

Objective
CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal  investment  strategies
The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Subadvisor selects countries based on a "20 questions" model which uses macro- and micro-economic inputs to rank the attractiveness of markets in various countries. Within each country, the Subadvisor uses valuation techniques that have been shown to best determine value within that market. In some countries, the valuation process may favor the comparison of price-to-cash-flow while in other countries, price-to-sales or price-to-book may be more useful in determining which stocks are undervalued.

The Fund invests primarily in more developed economies and markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -     The  stock  markets (including those outside the U.S.) go down
     -     The individual stocks in the Fund do not perform as well as expected
     -     Foreign  currency  values  go  down  versus  the  U.S.  dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 7/2/92. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CWVF  International  Equity
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)  Q4  '99;     20.60%
Worst  Quarter:  (of  period  shown)  Q3  '98;    (14.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                1  year     5  years     10  years
CWVF  International  Equity      (17.02%)       8.54%          NA1
MSCI  EAFE  Index  GD            (13.96%)       7.43%           NA
Lipper  International  Fund
  Index                          (14.72%)      10.20%           NA

1 Since inception (7/31/92) 8.67%; MSCI EAFE Index GD 10.40%; and Lipper International Funds Index 10.96%. The month end date of 7/31/92 is used for comparison purposes only, actual Fund inception is 7/2/92.

Calvert  New  Vision  Small  Cap

                      Advisor          Calvert Asset Management Company, Inc.
                      Subadvisor       Awad  Asset Management, Inc.

Objective
New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal  Investment  Strategies
At least 65% of the Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

     -  The  stock  market  goes  down
     -  The individual stocks in the Fund do not perform as well as expected
     - Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Russell 2000 Index. It also shows the Fund's returns compared to the Lipper Small-Cap Core Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 1/31/97. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  New  Vision  Small  Cap
Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q4  '99;     23.88%
Worst  Quarter:  (of  period  shown)    Q3  '98;    (21.82%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                                   1  year       5  years     10  years
New  Vision  Small  Cap              11.51%           NA1            NA
Russell  2000  Index  TR             (3.02%)           NA            NA
Lipper  Small-Cap  Core  Index        6.93%            NA            NA

1  Since  inception  (1/31/97)  5.93%;  Russell  2000  Index  TR  8.47%;
  Lipper  Small-Cap  Core  Index  10.54%.

CSIF  Technology

                         Advisor          Calvert Asset Management Company, Inc.
                         Subadvisor       Turner Investment Partners, Inc.

Objective
CSIF Technology seeks growth of capital through investment in stocks in companies involved in the development, advancement, and use of technology.

Principal  Investment  Strategies
The Fund invests primarily in stocks of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven by technology-related products and services. These companies may include companies that develop, produce or distribute products or services in the computer, semiconductors, electronics, communications, healthcare and biotechnology sectors.

The Fund will invest at least 65% of its assets in the stocks of U.S. and non-U.S. companies principally engaged in research, development, and manufacture of technology and in the stocks of companies that should benefit from the commercialization of technological advances. The Fund may also invest up to 10% in private equity (the investments are generally venture capital investments in small untried enterprises that are not traded on a public exchange) and short up to 10% of the net asset value.

The goal of the investment selection process is to identify candidates for investment that are growth companies with superior earnings prospects, reasonable valuations, and favorable trading volume and price patterns. The process is based on one philosophy: earnings expectations drive stock prices. The Fund invests in companies with strong earnings prospects that the advisor expects to produce gains over time. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund buys companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Security selection is the primary means of adding investment value. The Fund uses an active trading strategy which may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you, the shareholder, at the ordinary income tax rate.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.


Principal  Risks
The Fund is designed for long-term investors who are willing to accept above-average risk and volatility in order to seek a higher rate of return over time. You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The  stock  market  goes  down.
- The technology sector involves special risks, such as the faster rate of change and obsolescence of technological advances, and has been among the most volatile sectors of the stock market. The Fund's share price is likely to be more volatile than other funds that do not concentrate in one market sector.
-     The  individual  stocks  in  the  Fund do not perform as well as expected.
- The Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole.
- The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a positive or negative impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Fund since it has been in existence for less than one calendar year.)

CSIF  Bond

                         Advisor          Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal  investment  strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities rated A or above.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal  risks
You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down
     -     The individual bonds in the Fund do not perform as well as expected
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. Class I shares have an actual inception date of 3/31/00. However, Class A shares (not offered in this prospectus) have an inception date of 8/24/87. In the chart and table below, performance results before 3/31/00 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  CSIF  Bond  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)   Q3  '91;     5.99%
Worst  Quarter:  (of  period  shown)   Q1  '94;    (3.57%)

Average  Annual  Total  Returns  (as  of  12-31-00)
                            1  year     5  years     10  years
CSIF  Bond                     6.42%        5.16%        7.02%
Lehman  Aggregate
     Bond  Index  TR          11.63%        6.46%        7.96%
Lipper  A  Rated
     Bond  Fund  Index        10.31%        5.49%        7.72%

Calvert  Income

                         Advisor        Calvert Asset Management Company, Inc.

Objective
Calvert Income Fund seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.


Principal  Investment  Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.


Principal  risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

     -     The  bond  market  goes  down.
     -     The individual bonds in the Fund do not perform as well as expected.
     -     The  Advisor's  forecast  as  to  interest  rates  is  not  correct.
     - The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
     - The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Bar  Chart  and  Performance  Table
The bar chart and table below show the Fund's annual returns and its long-term performance. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper BBB Rated Fund Index. Class I shares have an actual inception date of 2/26/99. However, Class A shares (not offered in this prospectus) have an inception date of 10/12/82. In the chart and table below, performance results before 2/26/99 are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Because Class A had higher expenses, its performance was lower than the Class I would have realized in the same period. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calendar  year-by-year  Calvert  Income  Total  Return

[INSERT  BAR  CHART  HERE]

Best  Quarter:   (of  period  shown)    Q2  '95;     7.04%
Worst  Quarter:  (of  period  shown)    Q1  '94;    (4.56%)

Average  Annual  Total  Returns  (as  of  12-31-00)

                            1  year     5  years     10  years
Calvert  Income                5.29%        7.63%        8.64%
Lehman  Aggregate  Bond
     Index  TR                11.63%        6.46%        7.96%
Lipper BBB Rated Fund Index    7.84%        5.38%        7.86%

Fees  and  Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.
Annual  Fund  operating  expenses  are  deducted  from  Fund  assets.



CLASS  I

Annual  fund  operating  expenses1

              Management    Distribution    Other    Total    Fee Waiver   Net
                 Fees       and service   Expenses  annual     and/or   expenses
                           (12b-1) fees              fund      expense
                                                 operating  reimbursement2
                                                  expenses

CSIF
Balanced           .55%              -       .16%      .71%            -       -

CSIF
Equity             .60%              -       .58%     1.18%       (.38%)    .80%

Calvert
Social Index
Fund3              .33%              -       .15%      .48%       (.10%)    .38%

CSIF
Enhanced
Equity             .70%              -       .25%      .95%       (.20%)    .75%

Calvert Large
Cap Growth3       1.05%              -       .56%     1.61%       (.46%)   1.15%

Capital
Accumulation       .75%              -       .45%     1.20%       (.40%)    .80%

CWVF
International
Equity             .90%              -       .38%     1.28%       (.23%)   1.05%

Calvert
New Vision
Small Cap          .85%              -       .79%     1.64%       (.82%)    .82%

CSIF
Technology3       1.30%              -       .09%     1.39%       (.04%)   1.35%

CSIF
Bond               .45%              -       .74%     1.19%       (.59%)    .60%

Calvert
Income             .50%              -       .32%      .82%       (.10%)    .72%


Management  fees     .55%     .60%     .33%     .70%     1.05%     .75%     .90%
 .85%     1.30%     .45%     .50%

Distribution  and service (12b-1) fees     -     -     -     -     -     -     -
-     -     -     -

Other  expenses     .16%     .58%     .15%     .25%     .56%     .45%     .38%
 .79%     .09%     .74%     .32%

Total  annual  fund  operating  expenses     .71%     1.18%     .48%     .95%
1.61%     1.20%     1.28%     1.64%     1.39%     1.19%     .82%

Fee  waiver and/or expense reimbursement2     -     (.38%)     (.10%)     (.20%)
(.46%)     (.40%)     (.23%)     (.82%)     (.04%)     (.59%)     (.10%)

Net  expenses     -     .80%     .38%     .75%     1.15%     .80%     1.05%
 .82%     1.35%     .60%     .72%
Explanation  of  Fees  and  Expenses  Table
1Expenses are based on the Fund's most recent fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Large Cap Growth Fund, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for the Large Cap Growth Fund are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.
2Calvert has agreed to limit annual Fund operating expenses (net of any expense offset arrangements) for all of the Funds' Class I shares (other than CSIF Balanced). The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The expense limit applies through January 31, 2002, except for Calvert Large Cap Growth for which the limit applies only through November 1, 2001. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
3Expenses for Calvert Social Index Fund, Calvert Large Cap Growth and CSIF Technology are based on estimates for the Fund's current fiscal year.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The  example  assumes  that:

-  You  invest  $1,000,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be as follows if the Class I shares are held for 1, 3, 5 or 10 years:
                                 1  year     3  years     5  years     10  years
CSIF  Balanced                    $7,252      $22,704      $39,509       $88,252
CSIF  Equity                      $8,168      $33,708      $61,236      $139,801
Calvert  Social  Index  Fund      $3,837      $14,340            -             -
CSIF  Enhanced  Equity            $7,659      $28,277      $50,599      $114,810
Calvert  Large  Cap  Growth      $11,721      $46,304            -             -
Capital  Accumulation             $8,168      $34,135      $62,114      $141,910
CWVF  International  Equity      $10,707      $38,318      $68,020      $152,502
New  Vision  Small  Cap           $8,371      $43,700      $81,443      $187,472
CSIF  Technology                 $13,746      $43,611            -             -
CSIF  Bond                        $6,132      $31,935      $59,741      $139,075
Calvert  Income                   $7,354      $25,178      $44,524      $100,423

Investment  Practices  and  Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques summarized earlier, along with certain additional investment techniques and their risks.
For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
     J     Fund  currently  uses  as  a  principal
          investment  practice
     q     Permitted,  but  not  typically  used
           as  a  principal  investment  practice
          (%  of  assets  allowable,  if  restricted)
     8     Not  permitted
     xN    Allowed  up  to  x%  of  Fund's  net  assets
     xT    Allowed  up  to  x%  of  Fund's  total  assets
     NA    not  applicable  to  this  type  of  fund


Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.
Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

Hedging Strategies. The use of short sales of US Treasury securities for the limited purpose of hedging the Fund's duration (duration is a measure of the interest rate-sensitivity of the Fund). Any short sales are "covered" with an equivalent amount of high quality, liquid securities in a segregated account at the Fund's custodian. Risks: Correlation, Management and Opportunity

Column
     1     2     3     4     5     6     7     8     9    10     11

     J     q     q     q     q     q     q     q     J     J     J
     q     q     q     q     q     q     q     q     q     q     q
     8     8     8     8     8     8     8     8     8     8     J

Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Conventional  Securities
Stocks  in  General
The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.
Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency, Transaction, Liquidity, Information and Political.

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines,markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market and Credit.

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.
Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.

Column
     1     2     3     4     5     6     7     8     9    10     11


     J     J     J     J     J     J     J     J     J     NA     q
    25N   25N   5T1    8     q    25N    J   15T2    q    25N     q
                           10N
     q     q     q     NA     q     q     q     J     J     NA    NA
     J     q     NA    NA     q     q     q     q     q     J     J
                                        (35N)  (35N)
   20N3  20N3    NA    NA    20N  10N3   5N3    5N3    q   35N3  35N
     J     q     q     NA     q     q     q     q     q     J     J

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index. The Index (and hence the Fund) may include securities issued by companies located outside the US but only if they are traded primarily on the NYSE or AMEX/NASDAQ.
2 New Vision may invest only in American Depository Receipts (ADRs) - dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on US exchanges. See the SAI.
3  Excludes  any  high  social  impact  investments.

Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.
Initial Public Offerings ("IPOs") (Equities). IPOs are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Fund assets are small or when the Fund contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Fund provided such purchases are within the Fund's stated objectives and guidelines. Fund performance driven by IPO purchases may not continue if assets grow or IPO Fund trading changes.
Risks:  Market.

Unleveraged  Derivative  Securities
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity. Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

Participation interests. Securities representing an interest in another security
or  in  bank  loans.     Risks:  Credit,  Interest  Rate  and  Liquidity.
Leveraged  Derivative  Instruments
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks:
Currency,  Leverage,  Correlation,  Liquidity  and  Opportunity.

Column
     1     2     3     4     5     6     7     8     9    10     11

    15N  15N   15N   15N   15N   15N    15N   15N   15N  15N     15N
    q     q     NA    NA     q     q     q     q     J     NA     NA
    J     q     NA    NA     q     q     q     q     q     J      J
    J     q     NA    NA     q     q     q     q     q     J      J
    q     q     NA    NA     q     q     q     q     q     q      q
    q     q     NA    NA     q    5T    5T     8    5T     q      q

Column 1
CSIF
Balanced

Column 2
CSIF
Equity

Column 3
Calvert  Social  Index  Fund

Column 4
CSIF
Enhanced  Equity

Column 5
Large  Cap  Growth

Column 6
Capital  Accumulation

Column 7
CWVF  International  Equity

Column 8
Calvert  New  Vision  Small  Cap

Column 9
CSIF
Technology

Column 10
CSIF
Bond

Column 11
Calvert
Income

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.
Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks:Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity and Correlation.

Column
     1     2     3     4     5     6     7     8     9    10     11

    5T4   5T4   NA    5T4   5T4   5T4   5T4   5T4   5T4   5T4   5T4
    q     q     5N     q    5N     q     q     q     5N     q     q
    5N    5N          5N           5N    5N   5N           5N    5N
    q     NA     NA   NA    NA     q     NA   NA     q     q     q


4     Based  on  net  premium  payments.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the SAI.

Types  of  Investment  Risk
Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices might not work to achieve their desired result.


Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What  is  Indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

Index funds are not actively managed by investment advisors who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or for worse. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market.

To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest, to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds, by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.


Investment Selection Process (not applicable to Calvert Income Fund) Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund and Calvert Large Cap Growth:
These  Funds  seek  to  invest  in  companies  that:

- Deliver safe products and services in ways that sustain our natural environment. For example, The Funds look for companies that produce energy from renewable resources, while avoiding consistent polluters.

- Manage with participation throughout the organization in defining and achieving objectives. For example, The Funds look for companies that offer employee stock ownership or profit-sharing plans.

- Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, people of color, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Funds consider both unionized and non-union firms with good labor relations.

- Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreate a context within which these goals can be realized. For example, the Funds look for companies with an above average commitment to community affairs and charitable giving.

These Funds seek to avoid investing in companies that Calvert determines to be significantly engaged in:


-     Business  activities  in  support  of  repressive  regimes
-     Production,  or  the  manufacture  of equipment, to produce nuclear energy
-     Manufacture  of  weapon  systems
-     Manufacture  of  alcoholic  beverages  or  tobacco  products
-     Operation  of  gambling  casinos
- A pattern and practice of violating the rights of indigenous people. We urge companies to end negative stereotypes of Native Americans and other indigenous peoples. For example, the Funds object to the unauthorized use of names and images that portray Native Americans in a negative light, and support the promotion of positive portrayals of all individuals and ethnic groups.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert  World  Values  International  Equity  Fund:
The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF  International  Equity  seeks  to  invest  in  companies  that:

- Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We seek to avoid investing in companies with poor environmental records.

- Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We seek to avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF  International  Equity  seeks  to  avoid  investing  in  companies  that:

-  Contribute  to  human  rights  abuses  in  other  countries.1

- Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems.

- Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine.

- Are significantly engaged in a pattern and practice of violating the rights of indigenous people. We also support the promotion of positive portrayals of indigenous peoples and their heritage.

1 CWVF International Equity may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
Calvert  New  Vision  Small  Cap  Fund:
The Fund carefully review company policies and behavior regarding social issues important to quality of life such as:

-     environment
-     employee  relations
-     product  criteria
-     weapons  systems
-     nuclear  energy
-     human  rights

The  Fund  seeks  to  avoid  investing  in  companies  that  have:

- Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record.

- Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

- Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

- Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors).

-     Significantly  involved in the manufacture of tobacco or alcohol products.

-     Products or offer services that, under proper use, are considered harmful.

High  Social  Impact  Investments
CSIF Balanced, Bond, Technology and Equity, Calvert World Values International Equity, Capital Accumulation, New Vision Small Cap, Calvert Social Index Fund and Large Cap Growth
High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity, CSIF Technology and CSIF Bond, Calvert Social Index Fund, Large Cap Growth and New Vision and up to 3% for each of CWVF International Equity and Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities. High Social Impact Investments are valued under the direction and control of the Funds' Boards.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund limits the amount of such investments to only 1% of Fund assets, and will not engage in this program until reaching $50 million in assets.



Special  Equities
CSIF  Balanced  and  Calvert  World  Values  International  Equity
CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk - they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Funds' Boards. The Calvert Social Index Fund may engage in this program upon reaching $50 million in assets. Special Equities investments are limited to only 1% of this Fund's assets.

Shareholder  Advocacy  and  Social  Responsibility

As the Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by pushing companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue  with  companies
Calvert regularly initiates dialogue with management as part of its social research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy  voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder  resolutions
Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About  Calvert

CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("Calvert") is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of Calvert. It has been managing mutual fund portfolios since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Calvert  uses  a  team  approach to its management of  CSIF Bond (since February
1997), Calvert Income (since February 1995) and the fixed-income assets of CSIF Balanced (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment strategy and management of all Calvert Funds for Calvert while Gregory Habeeb manages the day-to-day investments of Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.

Subadvisors  and  Portfolio  Managers

BROWN CAPITAL MANAGEMENT, INC., 1201 North Calvert Street, Baltimore, Maryland 21202, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM CAPITAL MANAGEMENT GROUP, INC., 103 West Main Street, Durham, NC 27701, has managed part of the equity investments of CSIF Balanced since 1995. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo K. Sloan. Mr. Sloan has more than 12 years of experience in the investment industry, and has been a panelist on Wall Street Week with Louis Rukeyser.

STATE STREET GLOBAL ADVISORS (SSgA); 225 Franklin St., Boston, MA 02110 was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Enhanced Equity since its inception.
SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently director of SSgA's Global Equity Group. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611, has managed Calvert World Values International Equity Fund since its inception.
Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD ASSET MANAGEMENT, INC. (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Bridgeway Capital Management, Inc., 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

John Montgomery, founder and President of Bridgeway Capital Management, Inc., is responsible for selecting the securities that the Fund purchases and sells. Mr. Montgomery holds bachelor degrees from Swarthmore College in both engineering and philosophy and graduate degrees from MIT and Harvard Business School. He worked with computer modeling and quantitative methods as a research engineer at MIT in the late 70's. Later, as a student at Harvard, he investigated methods to apply modeling to portfolio management. John began applying these methods to his own investments in 1985. He left the transportation industry at the end of 1991 to perform full time research on his investment models.

World Asset Management, LLC, 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. It has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since inception.

Turner Investment Partners, Inc., 1235 Westlakes Drive, Berwyn, Pennsylvania 19312, has managed CSIF Technology since inception. It uses a disciplined approach to investing in growth stocks based on the premise that earnings expectations drive stock prices.

Bob Turner is the founder, chairman, and chief investment officer of Turner Investment Partners. He heads the Fund's portfolio management team. A Chartered Financial Analyst, he was previously senior investment manager with Meridian Investment Company.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.


Advisory  Fees
The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees (paid to applicable subadvisor, if any, by Calvert or the Fund.) Note, it does not include administrative services fees.

     CSIF  Balanced                          0.42%
     CSIF  Equity                            0.50%
     Calvert  Social  Index  Fund          0.225%2
     CSIF  Enhanced  Equity               0.60%  1
     Calvert  Large  Cap  Growth          0.70%2,3
     Capital  Accumulation                   0.65%
     CWVF  International  Equity             0.75%
     New  Vision  Small  Cap                 0.75%
     CSIF  Technology                       1.25%2
     CSIF  Bond                              0.35%
     Calvert  Income                         0.40%

1 CSIF Enhanced Equity has a recapture provision under which Calvert may elect to recapture from the Fund in a later year any fees Calvert waives or expenses it assumes, subject to certain limitations.
2 The Fund has not operated for a full fiscal year. Its annual contractual rate is shown.
3      This  includes  a  0.45%  subadvisory  fee  the Fund pays directly to the
Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment of plus or minus 0.25%, based on the extent to which performance of the Fund exceeds or trails the index against which it is measured.

HOW  TO  OPEN  AN  ACCOUNT

Complete and sign an application for each new account.  Be sure to specify Class
I. All purchases must be made by bankwire in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum  To  Open  an  Account  $1,000,000

IMPORTANT  -  HOW  SHARES  ARE  PRICED
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veteran's Day, when the NYSE is open and the Fund is open but purchases cannot be made due to the closure of the banking system.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
Your purchase will be processed at the next NAV calculated after your order is received in good order. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER  CALVERT  FEATURES

CALVERT  INFORMATION  NETWORK
For  24  hour  performance  and  account  information  call
800-368-2745  or  visit  www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.
TELEPHONE  TRANSACTIONS
You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shares  may  only  be  exchanged  for  Class  I  shares of another Calvert Fund.

Exchange requests will not be accepted on any day Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

COMBINED  GENERAL  MAILINGS  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings.

Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL  SERVICES  AND  CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

MINIMUM  ACCOUNT  BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

     Calvert  Income                       Paid  monthly
     CSIF  Bond                            Paid  monthly
     CSIF  Balanced                      Paid  quarterly
     CSIF  Equity                         Paid  annually
     Calvert  Social  Index  Fund         Paid  annually
     CSIF  Enhanced  Equity               Paid  annually
     Calvert  Large  Cap  Growth          Paid  annually
     Capital  Accumulation                Paid  annually
     CWVF  International  Equity          Paid  annually
     New  Vision  Small  Cap              Paid  annually
     CSIF  Technology                     Paid  annually

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options.


Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange.
If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-  The  Fund  name  and  account  number
-  The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-  Signature  guarantees  (if  required).*
-  Any  supporting  legal  documentation  that  may  be  required.
-  Any  outstanding  certificates  representing  shares  to  be  redeemed.
*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone  -  call  800-368-2745
You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by wire.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed. FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur
Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers.

CSIF  Balanced
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $32.13             $32.52
Income  from  investment  operations
     Net  investment  income                             .88                .52
     Net  realized  and  unrealized  gain  (loss)       3.12              (.35)
          Total  from  investment  operations           4.00                .17
Distributions  from
     Net  investment  income                            (.99)             (.56)
     Net  realized  gains                              (2.04)                 -
          Total  distributions                         (3.03)             (.56)
Total  increase  (decrease)  in  net  asset  value       .97              (.39)
Net  asset  value,  ending                            $33.10             $32.13

Total  return*                                         12.97%              .52%
Ratios  to  average  net  assets:
     Net  investment  income                            2.97%         2.54% (a)
     Total  expenses                                     .71%          .74% (a)
     Expenses  before  offsets                           .71%          .74% (a)
     Net  expenses                                       .69%          .73% (a)
Portfolio  turnover                                      184%              175%
Net  assets,  ending  (in  thousands)                $49,530            $13,458


CSIF  Equity
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000 #
Net  asset  value,  beginning                                            $28.64
Income  from  investment  operations
     Net  investment  income                                                .05
     Net  realized  and  unrealized  gain  (loss)                          6.29
          Total  from  investment  operations                              6.34
Distributions  from
     Net  realized  gains                                                (1.83)
Total  increase  (decrease)  in  net  asset  value                         4.51
Net  asset  value,  ending                                               $33.15

Total  return*                                                           23.10%
Ratios  to  average  net  assets:
     Net  investment  income                                           .16% (a)
     Total  expenses                                                  1.18% (a)
     Expenses  before  offsets                                         .86% (a)
     Net  expenses                                                     .80% (a)
Portfolio  turnover                                                         49%
Net  assets,  ending  (in  thousands)                                    $2,826

Calvert  Social  Index  Fund
Financial  Highlights


                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000  ###
Net  asset  value,  beginning                                            $15.00
Income  from  investment  operations
     Net  investment  income                                                .03
     Net  realized  and  unrealized  gain  (loss)                         (.22)
          Total  from  investment  operations                             (.19)
Total  increase  (decrease)  in  net  asset  value                        (.19)
Net  asset  value,  ending                                               $14.81

Total  return*                                                          (1.27%)
Ratios  to  average  net  assets:
     Net  investment  income                                           .77% (a)
     Total  expenses                                                  1.21% (a)
     Expenses  before  offsets                                         .62% (a)
     Net  expenses                                                     .38% (a)
Portfolio  turnover                                                         10%
Net  assets,  ending  (in  thousands)                                   $19,750


CSIF  Enhanced  Equity
Financial  Highlights


          Periods  Ended
                            September 30,      September 30,      September 30,
Class  I  Shares                2000               1999               1998  ^^
Net asset value, beginning         $16.89             $13.54             $15.00
Income  from  investment  operations
  Net investment income               .07                .11                .04
  Net realized and unrealized gain (loss)
                                     3.13               3.29             (1.50)
  Total from investment operations   3.20               3.40             (1.46)
Distributions  from
     Net  investment  income         (.05)              (.05)                --
Total increase (decrease) in net asset value
                                     3.15               3.35             (1.46)
Net  asset  value,  ending         $20.04             $16.89             $13.54

Total  return*                      18.94%             25.09%           (9.73%)
Ratios  to  average  net  assets:
     Net  investment  income          .37%               .65%          .54% (a)
     Total  expenses                  .95%               .91%         1.03% (a)
     Expenses  before  offsets        .83%               .81%          .81% (a)
     Net  expenses                    .75%               .75%          .75% (a)
Portfolio  turnover                    43%                56%               27%
Net assets, ending (in thousands)  $22,163           $18,652            $14,897

Calvert  Capital  Accumulation  Fund
Financial  Highlights
                                                        Periods  Ended
                                              September  30,     September  30,
CLASS  I  SHARES                                  2000               1999^^
Net  asset  value,  beginning                         $25.99             $26.18
Income  from  investment  operations
     Net  investment  income  (loss)                    (.12)             (.08)
     Net  realized  and  unrealized  gain  (loss)       11.48             (.11)
          Total  from  investment  operations           11.36             (.19)
Distributions  from
     Net  realized  gain                                (.51)                 -
          Total  distributions                          (.51)                 -
Total increase (decrease) in net asset value           10.85              (.19)
Net  asset  value,  ending                            $36.84             $25.99

Total  return*                                         44.25%            (.73%)
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                   (0.39%)       (.50%) (a)
     Total  expenses                                    1.20%         1.24% (a)
     Expenses  before  offsets                           .86%          .85% (a)
     Net  expenses                                       .80%          .80% (a)
Portfolio  turnover                                      116%               88%
Net  assets,  ending  (in  thousands)                   $108             $2,547


Calvert  World  Values  International  Equity
Financial  Highlights

                                                       Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $21.99             $19.91
Income  from  investment  operations
     Net  investment  income                             .16                .15
     Net  realized  and  unrealized  gain  (loss)        .84               1.93
          Total  from  investment  operations           1.00               2.08
Distributions  from:
     Net  realized  gains                               (.96)                 -
          Total  distributions                          (.96)                 -
Total  increase  (decrease)  in  net  asset  value       .04               2.08
Net  asset  value,  ending                            $22.03             $21.99
Total  return*                                          4.10%            10.45%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                     .90%         1.19% (a)
     Total  expenses                                    1.28%         1.53% (a)
     Expenses  before  offsets                          1.12%         1.09% (a)
     Net  expenses                                      1.05%         1.05% (a)
Portfolio  turnover                                       76%               82%
Net  assets,  ending  (in  thousands)                $10,114             $3,006

New  Vision  Small  Cap
Financial  Highlights

     Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $13.57             $12.20
Income  from  investment  operations
     Net  investment  income  (loss)                    (.03)               .03
     Net  realized  and  unrealized  gain  (loss)       5.23               1.34
          Total  from  investment  operations           5.20               1.37
Total  increase  (decrease)  in  net  asset  value      5.20               1.37
Net  asset  value,  ending                            $18.77             $13.57

Total  return*                                         38.32%            11.23%
Ratios  to  average  net  assets:
     Net  investment  income  (loss)                        (.14%)     .36% (a)
     Total  expenses                                        1.64%     1.87% (a)
     Expenses  before  offsets                               .98%      .93% (a)
     Net  expenses                                           .82%      .82% (a)
Portfolio  turnover                                          113%           68%
Net  assets,  ending  (in  thousands)                        $46         $1,314


CSIF  Bond
Financial  Highlights

                                                                  Period  Ended
                                                                 September  30,
Class  I  Shares                                                     2000##
Net  asset  value,  beginning                                            $15.56
Income  from  investment  operations
     Net  investment  income                                                .60
     Net  realized  and  unrealized  gain  (loss)                         (.18)
          Total  from  investment  operations                               .42
Distributions  from
     Net  investment  income                                              (.59)
          Total  distributions                                            (.59)
Total  increase  (decrease)  in  net  asset  value                        (.17)
Net  asset  value,  ending                                               $15.39

Total  return*                                                            2.83%
Ratios  to  average  net  assets:
     Net  investment  income                                          7.85% (a)
     Total  expenses                                                  1.19% (a)
     Expenses  before  offsets                                         .65% (a)
     Net  expenses                                                     .60% (a)
Portfolio  turnover                                                      1,011%
Net  assets,  ending  (in  thousands)                                    $1,028

Calvert  Income  Fund
Financial  Highlights

                                                      Periods  Ended
                                              September  30,     September  30,
Class  I  Shares                                  2000               1999^^^
Net  asset  value,  beginning                         $17.06             $16.73
Income  from  investment  operations
     Net  investment  income                            1.26                .63
     Net  realized  and  unrealized  gain  (loss)       (.21)               .34
          Total  from  investment  operations           1.05                .97
Distributions  from
     Net  investment  income                           (1.23)             (.64)
     Net  realized  gain                                (.25)                 -
          Total  distributions                         (1.48)             (.64)
Total  increase  (decrease)  in  net  asset  value      (.43)               .33
Net  asset  value,  ending                            $16.63             $17.06

Total  return*                                          6.48%             5.83%
Ratios  to  average  net  assets:
     Net  investment  income                            7.78%         6.37% (a)
     Total  expenses                                     .82%         1.07% (a)
     Expenses  before  offsets                           .75%          .81% (a)
     Net  expenses                                       .72%          .72% (a)
Portfolio  turnover                                    3,264%            3,454%
Net  assets,  ending  (in  thousands)                $13,954             $6,442


(a)   Annualized

^^    From  April  15,  1998  inception.
^^^   From  March  1,  1999  inception.

#     From  November  1,  1999  inception.
##    From  March  31,  2000  inception.
###   From  June  30,  2000  inception.

To  Open  an  Institutional  (Class  I)  Account:
800-327-2109


Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745


Service  for  Existing  Accounts:
Shareholders  800-327-2109


TDD  for  Hearing-Impaired:
800-541-1524


Calvert  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814


Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105


Calvert  Web-Site
www.calvert.com


PRINCIPAL  UNDERWRITER
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:



Calvert  Group
4550  Montgomery  Ave.,  Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-327-2109

Calvert  Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment  Company  Act  file:
no.  811-3334  (CSIF)
no. 811- 06563 (CWVF International Equity and Capital Accumulation) no. 811- 3416 (New Vision and Calvert Income) no. 811-09877 (Calvert Social Index Fund) no. 811-10045 (Calvert Large Cap Growth)

15

                        Calvert Social Index Series, Inc.
                            Calvert Social Index Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       Statement of Additional Information
                                January 31, 2001

     New  Account     (800)  368-2748     Shareholder
     Information:     (301)  951-4820     Services:     (800)  368-2745
     Broker           (800)  368-2746     TDD  for  the  Hearing-
     Services:        (301)  951-4850     Impaired:     (800)  541-1524


     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 2001. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.




                                TABLE OF CONTENTS

     Investment  Policies  and  Risks                             2
     Investment  Restrictions                                     5
     Dividends,  Distributions  and  Taxes                        6
     Net  Asset  Value                                            7
     Calculation  of  Total  Return                               8
     Purchase  and  Redemption  of  Shares                        8
     Advertising                                                  9
     Directors  and  Officers                                     9
     Investment  Advisor  and  Subadvisor                        12
     Administrative  Services  Agent                             13
     Method  of  Distribution                                    13
     Transfer  and  Shareholder  Servicing  Agents               15
     Portfolio  Transactions                                     15
     Personal  Securities  Transactions                          16
     Independent  Accountant  and  Custodians                    16
     General  Information                                        16
     Control  Persons  &  Principle  Holders  of  Securities     16
     Appendix                                                    17

                          INVESTMENT policies AND RISKS
                          -----------------------------

FOREIGN  SECURITIES
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities only to the extent they may be in the Calvert Social Index. The index will not have any foreign stocks in it, unless they are listed only on a U.S. exchange. Thus, there will be no foreign custody, or currency involved. However, because the issuer is located outside the U.S., such securities will still be subject to political and economic risks of the country where the issuers are located.

TEMPORARY  DEFENSIVE  POSITIONS
     For temporary defensive purposes, the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund may invest in money market instruments of banks, whether foreign or domestic, including obligations of US branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of US banks ("Eurodollar" instruments). All such instruments must be high-quality, US dollar-denominated obligations. Although not subject to foreign currency risk since they are US dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of US issuers. See "Foreign Securities" above. The Fund's investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

TRACKING  THE  INDEX
     The process used by the Fund to attempt to track the Index relies on assessing the difference between the Fund's exposure to factors which influence returns and the Index's exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the Fund. The extent to which the total risk characteristics of the Fund vary from that of the Index is active risk or tracking error.
The Fund's ability to track the index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing Fund returns against Index returns, the Advisor can calculate the goodness of fit, as measured by the Coefficient of Determination or R -squared. Values in excess of 90% indicate a very high degree of correlation between the Fund and the Index. The Fund will also be monitored to ensure those general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.
     Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance. The Fund's portfolio will be invested in a manner to closely track the Index. To the extent that the Fund has investments in the Special Equities portfolio and/or the High Social Impact portfolio, the Fund may be less able to closely track the index than if it were invested only in the manner of the Index. Both of these portfolios are of limited size (not more than 1% of Fund net assets, and no investment prior to the Fund reaching $50,000,000 in net assets) so that the tracking error induced by such investments would be limited.

SMALL  CAP  ISSUERS
     The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.
     Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.
     Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small cap issuers may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

REPURCHASE  AGREEMENTS
     The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. The Fund may have a decreased return in a repurchase agreement if the repurchase rate is less than the return the Fund might have received if it bought the instrument directly, although any cash position invested in a repurchase agreement will not be exposed to market and interest rate risk that the direct investment would have had. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE  REPURCHASE  AGREEMENTS
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

HIGH  SOCIAL  IMPACT  INVESTMENTS
     The Fund will not purchase debt securities other than High Social Impact Investments (or money market instruments). The High Social Impact Investments program targets a percentage of the Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These securities are unrated - they are expected to be the equivalent of non-investment grade debt securities - that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by
Moody's, known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings.) The annual return on High Social Impact Investments is between 0% and 4%. Thus, rather than earning a higher rate, as would be expected, to compensate for higher the risk (i.e., lower credit quality), they earn a rate of return that is lower than the rate currently earned by high quality U.S. Treasury securities. There is no secondary market for these securities.
     The Fund expects to purchase all of its High Social Impact Investments in notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from Calvert Group, organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Foundation maintains a certain required level of capital upon which the Fund could rely if a note were ever to default.

FUTURES  TRANSACTIONS
     The Fund can use financial futures to increase or decrease its exposure to changing security prices. Futures contracts will be used only for the limited purpose of hedging the Fund's cash position; a futures contract may be purchased if the Fund has excess cash, until the Fund can get in invested in stocks replicating the Index. Similarly, if the Fund should receive a large redemption request, it could sell a futures contract to lessen the exposure to the market.
     The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.
      If the Fund has sold futures to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract may move more than or less than the price of the securities being hedged.
     The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.

LENDING  PORTFOLIO  SECURITIES
     The  Fund  may  lend  its  securities to member firms of the New York Stock
Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including social responsibility matters.
     The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                             INVESTMENT RESTRICTIONS
                             -----------------------

Fundamental  Investment  Restrictions
     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.
The  Fund  may  not:

(1) make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
(2) concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the US Government or its agencies or instrumentalities and repurchase agreements secured thereby.)
(3) issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of the Fund's total assets and except by engaging in reverse repurchase agreements. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) invest directly in commodities or real estate, although the Fund may invest in financial futures, and in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or portfolio securities lending. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Under current law, a diversified investment company, with respect to 75% of its assets, can invest no more than 5% of its assets in the securities of any one issuer, and may not acquire more than 10% of the voting securities of any issuer. Under current law, "concentrate" means the Fund cannot invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the Investment Company Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.


Nonfundamental  Investment  Restrictions
     The Fund has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

The  Fund  may  not:
(1) Purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 5% of the value of the Fund's net assets.
(2) Purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.
(3) Purchase debt securities (other than money market instruments or high social impact investments).
(4) Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
(5)  Purchase  put  or  call  options.
(6) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.
(7) Purchase securities that are not in the Calvert Social Index if, as a result, such securities would exceed 5% of the value of the Fund's net assets.

     Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                       dividends, distributions, and taxes
                       -----------------------------------

     The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of September 30, 2000, were $0.
     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

                                 net asset value
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

Net  Asset  Value  and  Offering  Price  Per  Share,  as  of  September 30, 2000

     Class  A  net  asset  value  per  share
     ($2,477,795  /  167,659  shares)                                 $14.78

Maximum  sales  charge,  Class  A
(4.75%  of  offering  price)                                             .74
Offering  price  per  share,  Class  A                                $15.52

     Class  B  net  asset  value  and  offering  price  per  share    $14.77
     ($237,655  /  16,089  shares)

     Class  C  net  asset  value  and  offering  price  per  share    $14.76
     ($228,089  /  15,456  shares)

     Class  I  net  asset  value  and  offering  price  per  share
     ($19,749,885  /  1,333,400  shares)                              $14.81


                           calculation of total return
                           ---------------------------

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load," or "at NAV" (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

     Return  for  the  Fund's  shares  for the periods indicated are as follows:

For Period Ended     Class A        Class B           Class C
September 30, 2000  Total Return   Total Return    Total Return          Class I
      With/Without Maximum Load    With/Without    With/Without     Total Return
                                         CDSC            CDSC

Since
Inception  -14.15%     -1.47%    -6.39%   -1.47%  -2.58%  -1.60%          -1.27%

Inception  date:  June  30,  2000

                        purchase and redemption of shares
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)
     See  the  prospectus  for  more  details  on  purchases  and  redemptions.

                                   advertising
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples of securities that may have been considered for inclusion in the Fund, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, Nelson's and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.


                    TRUSTEES, OFFICERS, and advisory council
                    ----------------------------------------

     The Fund's Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Trustees.

Name                                                           Principal
Address & Date of Birth                                    Occupation(s)  During
                              Position with Fund                    Last 5 years

+@Rebecca Adamson                 Trustee  President of the national non-profit,
DOB: 9/10/47                                    First Nations Financial Project.
                                           Founded by her in 1980, First Nations
                                         is the only American Indian alternative
                                           development institute in the country.

+Richard L. Baird, Jr.              Trustee     Executive Vice President for the
DOB: 5/9/48                                        Family Health Council Inc. in
                                          Pittsburgh, Pennsylvania, a non-profit
                                       corporation that provides family planning
                                      services, nutrition, maternal/child health
                                    care, and various health screening services.

+@John G. Guffey, Jr.               Trustee     Treasurer and Director of Silby,
DOB: 05/15/48                                    Guffey, and Co., Inc. a venture
                                                 capital firm, and a director of
                                               Ariel Funds and Group serve, Inc.
     ---------------------------------------------------------------------------

Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment
Company Act of 1940 (the "Investment Company Act"); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr.
Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds.

+@Joy V. Jones                     Trustee    Attorney and entertainment manager
DOB:  7/2/50                                                   in New York City.
------------     -------     ---------------------------------------------------
*+@Barbara J. Krumsiek              Trustee   President, Chief Executive Officer
DOB:  08/09/52                               and Vice Chairman of Calvert Group,
                                             Ltd. Prior to joining Calvert Group
                                             in 1997, Ms. Krumsiek had served as
                                                 a Managing Director of Alliance
                                                         Fund Distributors, Inc.
--------------------------------------------------------------
+@Terrence J. Mollner              Trustee   Founder, Chairperson, and President
DOB:  12/13/44                                 of Trusteeship Institute, Inc., a
                                            diverse foundation known principally
                                            for its consultation to corporations
                                             converting to cooperative employee-
                                          ownership. He served as Trustee of the
                                           cooperative Fund of New England, Inc.
                                             and is now a member of its Board of
                                           Advisors. In addition, Dr. Mollner is
                                            a founder and member of the Board of
                                          Trustees of the Foundation for Soviet-
                                            American Economic Cooperation and is
                                        on the Board of Directors of the Calvert
                                                Social Investment Foundation. On
                                           October 8, 1998, Dr. Mollner declared
                                               and filed for personal bankruptcy
                                        protection under Chapter7 of the Federal
                                     Bankruptcy Code. The cause of Dr. Mollner's
                                               financial difficulties was losses
                                         sustained in trading in the options and
                                                                 futures market.
--------------------------------------------------------------------------------
+@Sydney Amara Morris              Trustee           Minister of the Unitarian-
DOB:  9/7/49                                            Universalist Fellowship.
                                                       Rev. Morris is a graduate
                                                     of Harvard Divinity School.
-----------------------------------------------
+*Charles  T.  Nason               Trustee           Vice Chairman and President
DOB:  4/22/46                                          of Ameritas Acacia Mutual
                                                   Holding Company, and Chairman
                                                  and CEO, Acacia Life Insurance
                                                                        Company.
 --------------------------------------------------------------------
*+@ D. Wayne Silby,  Esq.           Trustee          President of Calvert Social
DOB: 7/20/48                                          Investment Fund. Mr. Silby
                                                   is also Executive Chairman of
                                                  Group Serve, Inc., an internet
                                                    company focused on community
                                                   building collaborative tools.
                                                   He is an officer and director
                                                   of Silby, Guffey & Co., Inc.,
                                                      and a director of Ameritas
                                                    Acacia Mutual Life Insurance
                                                                        Company.
--------
Reno J. Martini                      Officer            Director and Senior Vice
DOB:  1/13/50                                         President of Calvert Group
                                                 Ltd., and Senior Vice President
                                                 and Chief Investment Officer of
                                                        Calvert Asset Management
                                                      Company, Inc.  Mr. Martini
                                                is also a director and President
                                                      of Calvert-Sloan Advisers,
                                                                          L.L.C.
 -------------------------------
Ronald M. Wolfsheimer,  CPA          Officer           Senior Vice President and
DOB:  7/24/52                                         Chief Financial Officer of
                                                        Calvert Group, Ltd., and
                                                                 Fund Treasurer.
 ------------------------------------------------
William M. Tartikoff,  Esq.          Officer              Senior Vice President,
DOB:  8/12/47                                             Secretary, and General
                                                  Counsel of Calvert Group, Ltd.
     -----------------------------
Catherine S. Bardsley,  Esq.         Secretary          Counsel to Kirkpatrick &
DOB:  10/4/49                                          Lockhart, LLP, the Fund's
                                                                  legal counsel.
    -------------------
Daniel  K.  Hayes                    Officer           Vice President of Calvert
DOB:  09/09/50                                    Asset Management Company, Inc.
      --------
Susan Walker Bender,  Esq.           Officer           Associate General Counsel
 DOB:  1/29/59                                            of Calvert Group, Ltd.
                   -------     -------------------------------------------------
Ivy Wafford Duke,  Esq.              Officer           Associate General Counsel
DOB:  09/07/68                                      of Calvert Group, Ltd. Prior
                                               to joining Calvert Group in 1996,
                                               Ms. Duke had been an Associate in
                                                 the Investment Management Group
                                                    of the Business and Finance
                                                  Department at Drinker Biddle &
                                                               Reath since 1993.
 -----------------------------
Victor Frye,  Esq.                   Officer      Counsel and Compliance Officer
DOB:  10/15/58                                   of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                                   Mr. Frye had been Counsel and
                                                       Manager of the Compliance
                                                      Department at The Advisors
                                                               Group since 1986.
 -------------------------------------------------------------------------------
Hui Ping Ho,  CPA                     Officer        Assistant Treasurer of both
DOB:  07/06/65                                      Calvert Group, Ltd., and the
                                                                          Funds.
----------------

Jennifer Streaks,  Esq.               Officer         Assistant General Counsel
DOB: 08/02/71                                            of Calvert Group, Ltd.
                                                 Prior to joining Calvert Group
                                                in 1999, Ms. Streaks had been a
                                               Regulatory Analyst in the Market
                                                   Regulation Department of the
                                             National Association of Securities
                                             Dealers since 1997. Prior to this,
                                               Ms. Streaks had been a law clerk
                                                 to the Honorable Maurice Foley
                                                  at the U.S. Tax Court for the
                                                     year since graduating from
                                               Howard University School of Law,
                                                   where she was a student from
                                                                     1993-1996.
-----------------------------
Michael V. Yuhas Jr.,  CPA             Officer                 Director of Fund
DOB:  08/04/61                                 Administration of Calvert Group,
                                                      Ltd. and Fund Controller.
----------------------------

     The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Each of the Directors marked above with a *, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the Officers is also an officer of Calvert-Sloan Advisers, L.L.C., each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in the Calvert Group of Funds. Each of the above Directors marked with a + is also a Director/Trustee of certain other investment companies in the Calvert Group of Funds.
Directors marked with a @ above, also serve on one or more of the Fund's various investment committees (including the Investment Policy, High Social Impact Investments and Special Equities Committees, and/or the Board of Directors of the Calvert Social Investment Foundation).
     The Audit Committee of the Board is composed of those Directors who are not interested persons.
     Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Directors' Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           Director Compensation Table

Fiscal Year 2000 Aggregate Pension or Retirement Total Compensation (unaudited numbers) Compensation Benefits Accrued as part from Registrant and from Registrant for  of Registrant Expenses*  Fund Complex paid to
              Service as Director                                     Director**
Name of Director

Rebecca Adamson          $500                   $0                       $34,932
Richard Baird, Jr.       $500                   $0                       $43,350
John G. Guffey, Jr.        $0                   $0                       $57,316
Joy V. Jones             $500                 $500                       $24,932
Terrence J. Mollner      $500                   $0                       $35,332
Sydney Amara Morris      $500                   $0                       $26,232
D. Wayne Silby           $500                   $0                       $63,432

*Ms. Adamson, Ms. Jones, Rev. Morris, and Mr. Guffey have chosen to defer a portion of their compensation. As of September 30, 2000, total deferred compensation, including dividends and capital appreciation, was $68,578.10, $31,238.96, $43,138.35 and $33,507.17, for each of them, respectively.
** As of September 30, 2000, the Fund Complex consists of eleven (11) registered investment companies.

                        investment advisor and SUBADVISOR
                        ---------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses. See the Prospectus.
     For its services, the Advisor receives an annual fee, payable monthly, of 0.225% of the Fund's average daily net assets. The Advisor has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through September 30, 2001. The contractual expense cap is 0.75% for Class A, 1.75% for Class B, 1.75% for Class C and 0.375% for Class I. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and the transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.
     The advisory fees paid to the Advisor by the Fund for the fiscal year ended September 30, 2000 were $12,251, respectively. For those funds with multiple classes, investment advisory fees are allocated as a Portfolio-level expense based on net assets.

Subadvisor
     World Asset Management, LLC ("Subadvisor") is controlled by Comerica Bank , a publicly held company. The Subadvisor receives a subadvisory fee, paid by the Advisor. The subadvisory fee, payable monthly, is 0.07% of the Fund's first $50 million average annual daily net assets managed by the Subadvisor, 0.05% of the next $50 million, and 0.03% of such assets over $100 million.
     The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material changed in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

                          administrative services agent
                          -----------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

               Class  A,  B,  and  C              Class  I
                       0.225%                        0.10%

     The administrative services fee paid to CASC by the Fund for fiscal year ended September 30, 2000, were $5,815. Administrative services fees are allocated as a class-level expense, based on net assets.

                             method of distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class I has no Distribution Plan. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses. Distribution Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.
     The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
     The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or CDI agreed to pay certain firms compensation based on sales of Fund shares or assets held in those firms' Fund accounts for their marketing and distribution of the Fund shares, above the usual sales charges and service fees. This list may be changed from time to time. As of December 31, 2000, the Advisor and/or CDI had special arrangements with the following firms:
Fidelity, Morgan Stanley Dean Witter, Prudential Securities, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, Painewebber and The Advisors Group.
     The Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Fund's securities on a "best efforts"
basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. Total Distribution Plan Expenses paid to CDI by the Fund for the fiscal year ended September 30, 2000 were $629 for Class A, $190 for Class B and $250 for Class C. For the fiscal year ended September 30, 2000, the Fund's Distribution Plan expenses for each class were spent for the following purposes:

                                   Class  A          Class  B          Class  C
Compensation to broker-dealers           0             $190                $250
Compensation  to  sales  personnel    $122                0                   0
Advertising                           $470                0                   0
Printing  and  mailing  of  prospectuses
to other than current shareholders     $37                0                   0
Compensation  to  underwriters           0                0                   0
Interest,  financing  charges            0                0                   0
Other                                    0                0                   0

                          Dealer  Reallowance  (ClassA)

     Shares are offered at net asset value plus a front-end sales charge as follows:

                               As a % of     As a % of             Allowed to
Amount of                      offering      net amount     Brokers as a % of
Investment                     price         invested          offering price
Less than $50,000                   4.75%         4.99%                 4.00%
$50,000 but less than $100,000      3.75%         3.90%                 3.00%
$100,000 but less than $250,000     2.75%         2.83%                 2.25%
$250,000 but less than $500,000     1.75%         1.78%                 1.25%
$500,000 but less than $1,000,000   1.00%         1.01%                 0.80%
$1,000,000 and over                 0.00%         0.00%                 0.00%

     CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last fiscal year was:

Fiscal  Year                2000
                     Gross        Net

Class  A           $21,397     $7,791
Class  B                $0        N/A
Class  C                $0        N/A

     Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                    transfer and shareholder servicing agents
                    -----------------------------------------

National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd. and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, CSSI receives a fee of $6.00 per shareholder account and $0.65 per transaction.

                             portfolio transactions
                             ----------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisor obligation to seek best execution. The Advisor/ Subadvisor may also consider sales of Fund shares as a factor in the selection of brokers, again, subject to best execution (i.e., the Fund will not "pay up" for such transactions.)

     For  the  last  fiscal  year, total brokerage commissions paid were $1,495.

     The Fund did not pay any brokerage commissions to affiliated persons during the last fiscal year.

     While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses;
providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.
If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.
For the period ending September 30, 2000, the portfolio turnover rate of the Fund was 10%.

                        Personal securities transactions
                        --------------------------------

     The Fund, its Advisors, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

                      independent accountant and custodians
                      -------------------------------------

Arthur Andersen LLP, has been selected by the Board of Directors to serve as independent accountants for fiscal year 2001. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets.
The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                               general information
                               -------------------

     The Fund is a series of Calvert Social Index Series, Inc., an open-end management investment company organized as a Maryland corporation on April 7, 2000. The Fund is diversified.
     Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

               control persons and principal holders of securities
               ---------------------------------------------------

     As of January 4, 2001, the following shareholders owned 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name  &  Address
Percent  of  Ownership

     Charles  Schwab  &  Co.  Inc                              36.06% of Class A
     Reinvest  Acct
     Attn:  Mutual  Fund  Department
     101  Montgomery  Street
     San  Francisco,  CA  94104-4122

     Gregory  S.  Allen                                      6.25%  of  Class  A
     Jill  L  Allen  JT  Wros
     1873  N  1600th  Road
     Baldwin  City,  KS  66006

MLPF &S for the Sole Benefit of its Customers                    21.83% of Class
B
Attn:  Fund  Administration  97307
4800  Deer  Lake  Dr  E  FL  3
Jacksonville,  FL  32246-6484

John  W  Hayter                                              6.38%  of  Class  B
IRA  Plan  AFSB  Custodian
10120  Stonestreet  Road
Louisville,  KY  40272-2966

H  Billy  Greene                                             6.68%  of  Class  B
2109  NW  Irving  Street  Apartment  409
Portland,  OR  97210-5241

Edward  D  Hones  &  Co.  FAO                                5.05%  of  Class  B
Dona  D  Zimmerman  &  EDJ  #405-07218-1-2
PO  Box  2500
Maryland  Hts,  MO  63043-8500

     First  Clearing  Corporation                              6.63%  of Class B
     A/C  7593-8478
     Gail  W  Shelton
     5828  Edson  Ln
     North  Bethesda,  MD  20852-2933

     Anita  Bullard                                          8.60%  of  Class  C
     202  20th  Street  NE
     Cedar  Rapids,  IA  52402-6304

     Olde  Discount  FBO  FORA0007                              5.30% of Class C
     751  Griswold  Street
     Detroit,  MI  48226-3224

     Raymond  James  and  Associates  Inc. Cust                         5.21% of
Class  C
     FBO  Mary  Beth  Bonte  IRA
     UA
     1467  West  Broadway
     Eugene,  OR  97402-4431

     Donaldson  Lufkin Jenrette                                   7.98% of Class
I
Securities  Corporation  Inc.
Attn:  Mutual  Funds
PO  Box  2052
Jersey  City,  NJ  07303-2052

Dain  Rauscher  Inc.  FBO                                   28.08%  of  Class  C
Robert  D  McCay  Jr.  TTEE
RD  Mcay  Jr.  Char  Rem  Unitrust
U/A  DTD  08/09/1996
33762  East  Harvey  Road
Creswell,  OR  97426-9678

     Acacia  Retirement  Plan                               75.00%  of  Class  I
     Attn:  Ms.  Tina  Udell
     5900  O  Street
     Lincoln,  NE  68510-2234
                                    appendix
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS
Corporate  Bonds:
Description  of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D:  Debt  in  default;  payment of interest and/or principal is in arrears.

Commercial  Paper:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD  &  POOR'S  CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

The Fund May also rely on ratings by any other NRSRO, such as Fitch International Rating Agency or Thompson's Bankwatch.

LETTER  OF  INTENT


                                                                            Date

Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Bethesda,  MD  20814

Ladies  and  Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I  intend  to  invest  in  the  shares  of__________________     (Fund  or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer     Name  of  Investor(s)


By
     Authorized  Signer     Address



Date     Signature  of  Investor(s)



Date     Signature  of  Investor(s)

INVESTMENT  ADVISOR
Calvert  Asset  Management  Company,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Shareholder  ServiceS                  TRANSFER  AGENT
Calvert  Shareholder  Services, Inc.   National Financial Data Services, Inc.
4550  Montgomery  Avenue               330  West  9th  Street
Suite  1000N                           Kansas  City,  Missouri  64105
Bethesda,  Maryland  20814

PRINCIPAL  UNDERWRITER                 INDEPENDENT  accountants
Calvert  Distributors,  Inc.           Arthur  Andersen  LLP
4550  Montgomery  Avenue               1601  Market  Street
Suite  1000N                           Philadelphia,  PA  19103
Bethesda,  Maryland  20814

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS

      a      ARTICLES  OF  INCORPORATION  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      b      BY-LAWS  INCORPORATED  BY  REFERENCE  TO REGISTRANT'S PRE-EFFECTIVE
AMENDMENT  NO.  3,  JUNE  29,  2000,  ACESSION  NUMBER  00011105446-00-000014.

      c      INSTRUMENTS  DEFINING  THE  SECURITY HOLDER RIGHTS (NOT APPLICABLE)

      d      INVESTMENT  ADVISORY  CONTRACT  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

             INVESTMENT SUB-ADVISORY CONTRACT INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      e      UNDERWRITING  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      f      DIRECTORS'  DEFERRED  COMPENSATION  AGREEMENT  INCORPORATED  BY
REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      g      CUSTODIAL  CONTRACT  FILED  HEREWITH.

      h     TRANSFER  AGENCY  CONTRACT  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      h2     SERVICING  CONTRACT  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      h3     ADMINISTRATIVE  SERVICES  AGREEMENT  INCORPORATED  BY  REFERENCE TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      h4     LICENSING  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      i     OPINION  AND  CONSENT  OF  COUNSEL  AS  TO  LEGALITY
            OF  SHARES  BEING  REGISTERED  FILED  HEREWITH.

      j     INDEPENDENT  AUDITORS'  CONSENT  FILED  HEREWITH.

      k     OMITTED  FINANCIAL  STATEMENT  RE  COMPUTATION  OF  RATIOS
            (NOT  APPLICABLE)

      l     LETTER  REGARDING  INITIAL  CAPITAL  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      m     PLAN  OF  DISTRIBUTION,  CLASS A, B, AND C INCORPORATED BY REFERENCE
TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      n     18F-3  MULTIPLE  CLASS  PLAN  DOCUMENT  INCORPORATED BY REFERENCE TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

      o     [RESERVED]

      p     CODE  OF  ETHICS  INCORPORATED  BY  REFERENCE  TO
REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 3, JUNE 29, 2000, ACCESSION NUMBER 00011105446-00-000014.

Item  24.  Persons  Controlled  By  or  Under  Common  Control  With  Registrant

         Not  applicable.

Item  25.  Indemnification

         Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund Directors.

Item  26.  Business  and  Other  Connections  of  Investment  Adviser

                           Name  of  Company,  Principal
Name                       Business  and  Address                   Capacity

Barbara  J.  Krumsiek        Calvert  Variable  Series,  Inc.          Officer
                           Calvert  Municipal  Fund,  Inc.            and
                           Calvert  World  Values  Fund,  Inc.        Director

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income                      and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Social  Investment  Fund
                           Calvert  Cash  Reserves
                           The  Calvert  Fund

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Asset  Management  Co.,  Inc.    Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                            and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.          Director
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------

Ronald  M.  Wolfsheimer      First  Variable  Rate  Fund              Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           CALVERT  SOCIAL  INDEX  SERIES,  INC.
                           CALVERT  IMPACT  FUND,  INC.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------
                           Calvert  Asset  Management  Co.,  Inc.    Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

David  R.  Rochat            First  Variable  Rate  Fund               Officer
                            for  Government  Income                  and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Cash  Reserves
                           The  Calvert  Fund

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Municipal  Fund,  Inc.           Officer
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Chelsea  Securities,  Inc.               Officer
                           Securities  Firm                         and
                           Post  Office  Box  93                     Director
                           Chelsea,  Vermont  05038
                           ---------------
                           Grady,  Berwald  &  Co.                   Officer
                           Holding  Company                         and
                           43A  South  Finley  Avenue                Director
                           Basking  Ridge,  NJ  07920
                           ---------------

Reno  J.  Martini          Calvert  Asset  Management  Co.,  Inc.   Officer
                           Investment  Advisor                       and
                           4550  Montgomery  Avenue                 director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           First  Variable  Rate  Fund               Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.          Director
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------


Charles  T.  Nason           Ameritas  Acacia  Mutual Holding  Company  Officer
                           Acacia  Life  Insurance             and  Director

                           Insurance  Companies
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Federal  Savings  Bank            Director
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.    Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Social  Investment  Fund         Trustee
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           -----------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Robert-John  H.  Sands       Ameritas  Acacia Mutual Holding Company Officer
                           Acacia  Life  Insurance

                           Acacia  National  Life  Insurance         Officer
                           Insurance  Company                       and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Life  Insurance                  Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Federal  Savings  Bank            Officer
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management,  Co.,  Inc.    Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

William  M.  Tartikoff       Acacia  National  Life  Insurance         Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           CALVERT  SOCIAL  INDEX  SERIES,  INC.
                           CALVERT  IMPACT  FUND,  INC.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative                 Officer
                           Services  Company
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.  Inc.      Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Director
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

Susan  Walker  Bender        Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           CALVERT  SOCIAL  INDEX  SERIES,  INC.
                           CALVERT  IMPACT  FUND,  INC.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Ivy  Wafford  Duke           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           CALVERT  SOCIAL  INDEX  SERIES,  INC.
                           CALVERT  IMPACT  FUND,  INC.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Jennifer  Streaks           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           CALVERT  SOCIAL  INDEX  SERIES,  INC.
                           CALVERT  IMPACT  FUND,  INC.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Victor  Frye                Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814

                           ----------------
                           The  Advisors  Group,  Ltd.               Counsel
                           Broker-Dealer  and                      and
                           Investment  Advisor                     Compliance
                           7315  Wisconsin  Avenue                  Manager
                           Bethesda,  Maryland  20814
                           ---------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           CALVERT  SOCIAL  INDEX  SERIES,  INC.
                           CALVERT  IMPACT  FUND,  INC.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Mike  Yuhus
                           First  Variable  Rate  Fund  for    Fund  Controller
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Hui  Ping  Ho
                           First  Variable  Rate  Fund  for           Treasurer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series,  Inc.
                           Calvert  Impact  Fund,  Inc.

Daniel  K.  Hayes            Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

John  Nichols               Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

David  Leach                Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

Item  27.  Principal  Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves,
Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation), Calvert Social Index Series, Inc., and Calvert Impact Fund, Inc.

         (b)      Positions  of  Underwriter's  Officers  and  Directors

Name  and  Principal         Position(s)  with               Position(s)  with
Business  Address*          Underwriter                    Registrant

Barbara J. Krumsiek        Director and President       President and Director

Ronald  M.  Wolfsheimer      Director,  Senior  Vice          Treasurer
                           President  and  Chief  Financial
                           Officer

William  M.  Tartikoff     Director,  Senior  Vice          Vice President and
                           President  and  Secretary        Secretary

Craig  Cloyed               Senior  Vice  President            None

Karen  Becker               Vice  President,  Operations       None

Geoffrey  Ashton            Regional  Vice  President          None

Martin  Brown               Regional  Vice  President          None

Bill  Hairgrove             Regional  Vice  President          None

Anthony  Eames              Regional  Vice  President          None

Steve  Himber               Regional  Vice  President          None

Tanya  Williams             Regional  Vice  President          None

Ben  Ogbogu                 Regional  Vice  President          None

Tom  Stanton                Regional  Vice  President          None

Christine  Teske            Regional  Vice  President          None

Jennifer  Streaks           Assistant  Secretary              None

Susan  Walker  Bender        Assistant  Secretary           Assistant Secretary

Ivy  Wafford  Duke           Assistant  Secretary           Assistant Secretary

Victor  Frye                Assistant  Secretary              None
                           and  Compliance  Officer

Mike  Yuhas                None                            Controller

Hui  Ping  Ho              None                            Treasurer

*4550  Montgomery  Avenue  Bethesda,  Maryland  20814
         (c)      Inapplicable.


Item  28.  Location  of  Accounts  and  Records

         Ronald  M.  Wolfsheimer,  Treasurer
         and
         William  M.  Tartikoff,  Assistant  Secretary

         4550  Montgomery  Avenue,  Suite  1000N
         Bethesda,  Maryland  20814


Item  29.  Management  Services

         Not  Applicable


Item  30.  Undertakings

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions [of Rule 484], or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 29th day of January, 2001.

CALVERT  SOCIAL  INDEX  SERIES,  INC.

By:
___________**___________________
Barbara  J.  Krumsiek
President




         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date

__________**_____________           President                  1/29/2001
Barbara  J.  Krumsiek                         Director

__________**____________            Director                    1/29/2001
D.  Wayne  Silby

__________**____________        Principal  Accounting   1/29/2001
Ronald  M.  Wolfsheimer               Officer

________________________            Director                   1/29/2001
Rebecca  L.  Adamson

__________**____________            Director                   1/29/2001
Richard  L.  Baird,  Jr.

__________**____________            Director                   1/29/2001
Joy  V.  Jones

__________**____________            Director                   1/29/2001
Terrence  J.  Mollner

________________________            Director                   1/29/2001
Sydney  Amara  Morris

________________________            Director                   1/29/2001
Charles  T.  Nason


**  Signed  by  Ivy  Wafford  Duke  pursuant  to  power  of  attorney.
/s/  Ivy  Wafford  Duke